UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21993

Oppenheimer Revenue Weighted ETF Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette
VTL Associates, LLC

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Annual Report	6/30/16

Oppenheimer
Revenue Weighted
ETF Trust

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE

(UNAUDITED)

Market Overview	June 30, 2016

One year trailing 6/30/16 the S&P 500 Index, which is a broad based index that represents 500 of the largest publicly traded securities in the U.S., returned a mere 3.99%. The primary driver for the S&P 500 index has been the information technology sector. The S&P 500 information technology sector has skyrocketed to a price to sales multiple, which is a ratio of the stock’s traded price divided by its 12 month trailing reported revenue figure, of 3.65. This has not been seen since just prior to the tech bubble burst, which was a phenomenon that occurred in the late 1990s where the information technology sector began to appreciate well beyond the suggested fundamentals of the companies that compromised the sector. After the turn of the century, and the hype from Y2K wore down, investors began realizing the information technology companies were not meeting their expected growth trajectory as those securities were trading so far and above their current sales and earnings; it made it nearly impossible to grow out of that overvaluation. The current trading environment around many of these technology companies has been predicated on the augmentation of product designs to enhance client demand, and subsequently drive sales. Given that U.S. year-over-year GDP is currently 1.2%, as well as the overall global economy looking bleak, it’s hard to expect information technology, or any sector for that matter, to sustain that kind of valuation. Looking back, after the tech bubble burst circa Q2 of 2000, the S&P 500 Value Index outperformed both the S&P 500 Growth Index and the S&P 500 broad-based index over the next five calendar years.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

Oppenheimer Large Cap Revenue ETF (Ticker: RWL)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500 Index (“S&P 500”) by attempting to replicate the RevenueShares Large Cap Index™, a custom index that is constructed by re-weighting the constituent securities of the S&P 500 according to revenue earned, subject to certain asset diversification requirements. The RevenueShares Large Cap Index™ generally contains the same securities as the S&P 500, but in different proportions. The S&P 500 is a stock market index comprised of a representative sample of common stocks of 500 leading companies in leading industries of the United States economy selected by S&P Dow Jones Indices LLC. An investor cannot invest directly in an index. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the S&P 500 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the S&P 500 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The Oppenheimer Large Cap Revenue ETF (+1.55%) underperformed the S&P 500 (+3.99%) for the fiscal year ended 6/30/2016. The Fund underperformed in 8 of the 10 S&P 500 Global Industry Classification Standard (“GICS”) sectors for the fiscal year.

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three contributors to return were Amazon.com, Inc. (+63.61%), Exxon Mobil Corp. (+17.94%), and AT&T, Inc. (+28.20%), while the bottom three contributors in this group were Apple, Inc. (–22.94%), AmerisourceBergen Corp. (–25.27%), and Marathon Petroleum Corp. (–27.21%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	5 Year	Since Inception*
Fund
Large Cap NAV Return	1.55%	12.25%	7.74%
Large Cap Market Price	1.61%	12.27%	7.75%
Index
RevenueShares Large
Cap Index™	1.86%	12.76%	7.98%
S&P 500 Index	3.99%	12.06%	7.32%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Large Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.61% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 2/21/08, as opposed to the exchange list inception, which took place on 2/22/08. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

Oppenheimer Mid Cap Revenue ETF (Ticker: RWK)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P Mid Cap 400 Index (“S&P Mid Cap 400”) by attempting to replicate the RevenueShares Mid Cap Index™, a custom index constructed by re-weighting the constituent securities of the S&P Mid Cap 400 by revenue earned, subject to certain asset diversification requirements. The RevenueShares Mid Cap Index™ generally contains the same securities as the S&P Mid Cap 400, but in different proportions. The S&P Mid Cap 400 is a stock market index comprised of common stock of 400 mid-sized companies selected by S&P Dow Jones Indices LLC. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the S&P Mid Cap 400 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the S&P Mid Cap 400 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The Oppenheimer Mid Cap Revenue ETF (–2.39%) underperformed the S&P Mid Cap 400 (+1.32%) for the fiscal year ended 6/30/2016. The strong outperformance in the Information Technology sector relative to the S&P Mid Cap 400 was not enough to offset the underperformances in 7 of the other 9 GICS sectors.

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three contributors to return were Ingram Micro, Inc., Class A (+39.76%), Tech Data Corp. (+25.17%), and Computer Sciences Corp. (+60.24%), while the bottom three contributors in this group were Community Health Systems, Inc. (–76.76%), Office Depot, Inc. (–62.17%), and SUPERVALU, Inc. (–41.58%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	5 Year	Since Inception*
Fund
Mid Cap NAV Return	(2.39)%	10.27%	9.39%
Mid Cap Market Price	(2.38)%	10.37%	9.45%
Index
RevenueShares
Mid Cap Index™	(1.89)%	11.04%	9.14%
S&P Mid Cap 400 Index	1.32%	10.50%	8.53%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Mid Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.68% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 2/21/08, as opposed to the exchange list inception, which took place on 2/22/08. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

Oppenheimer Small Cap Revenue ETF (Ticker: RWJ)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P Small Cap 600 Index (“S&P Small Cap 600”) by attempting to replicate the RevenueShares Small Cap Index™, a custom index constructed by re-weighting the constituent securities of the S&P Small Cap 600 according to revenue earned, subject to certain asset diversification requirements. The RevenueShares Small Cap Index™ generally contains the same securities as the S&P Small Cap 600, but in different proportions. The S&P Small Cap 600 is a stock market index comprised of 600 common stocks of small-cap companies selected by S&P Dow Jones Indices LLC based on inclusion criteria to ensure that they are investable and financially viable. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P Small Cap 600 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the S&P Small Cap 600 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The Oppenheimer Small Cap Revenue ETF (–4.46%) underperformed the S&P Small Cap 600 (–0.07%) for the fiscal year ended 6/30/2016. The Fund trailed in 7 of the 10 S&P Small Cap 600 GICS sectors for the fiscal year, including a large underperformance in the Consumer Discretionary sector.

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three contributors to return were AK Steel Holding Corp. (+22.31%), Synnex Corp. (+24.75%), and SkyWest, Inc. (+81.77%), while the bottom three contributors in this group were Group 1 Automotive, Inc. (–45.86%), Lithia Motors, Inc., Class A (–37.45%), and Sonic Automotive, Inc., Class A (–27.94%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	5 Year	Since Inception*
Fund
Small Cap NAV Return	(4.46)%	10.85%	10.72%
Small Cap Market Price	(4.51)%	10.91%	10.75%
Index
RevenueShares
Small Cap Index™	(3.80)%	11.57%	9.79%
S&P Small Cap 600 Index	(0.07)%	11.16%	8.20%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Small Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.67% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 2/21/08, as opposed to the exchange list inception, which took place on 2/22/08. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

Oppenheimer Financials Sector Revenue ETF (Ticker: RWW)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500 Financials Index by attempting to replicate the RevenueShares Financials Sector Index™, a custom index constructed by re-weighting the constituent securities of the S&P 500 Financials Index™ by revenue earned, subject to certain asset diversification requirements. The RevenueShares Financials Sector Index generally contains the same securities as the S&P 500 Financials Index, but in different proportions. The S&P 500 Financials Index is a stock market index comprised of large cap companies that S&P Dow Jones Indices LLC deems to be part of the Financials sector of the United States economy, using the GICS. It is a subset of the S&P 500 Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Financials companies included in the S&P 500 Financials Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Financials companies as companies that are included in the S&P 500 Financials Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The Oppenheimer Financials Sector Revenue ETF (–7.49%) underperformed the S&P 500 Financials Sector (–4.21%) for the fiscal year ended 6/30/2016.

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three contributors to return were Berkshire Hathaway, Inc., Class B (+5.29%), Chubb Ltd. (+33.29%), and The Travelers Cos., Inc. (+22.65%), while the bottom three contributors in this group were MetLife, Inc. (–27.15%), Bank of America Corp. (–21.93%), and Citigroup, Inc. (–23.56%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	5 Year	Since Inception*
Fund
Financials Sector
NAV Return	(7.49)%	10.21%	9.41%
Financials Sector
Market Price	(7.58)%	10.21%	9.40%
Index
RevenueShares Financials
Sector Index™	(7.07)%	10.77%	4.86%
S&P 500 Financials Index	(4.21)%	10.40%	3.64%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Financials Sector Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.77% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 11/10/08, as opposed to the exchange list inception, which took place on 11/12/08. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

Oppenheimer ADR Revenue ETF (Ticker: RTR)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P ADR Index by attempting to replicate the RevenueShares ADR Index™, a custom index constructed by re-weighting the constituent securities of the S&P ADR Index according to revenue earned, subject to certain asset diversification requirements. The RevenueShares ADR Index™ generally contains the same securities as the S&P ADR Index, but in different proportions. The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index and is based on the non-U.S. stocks of the S&P Global 1200 Ex U.S. Index. American Depositary Receipts (“ADRs”) are certificates that represent a U.S. dollar denominated equity ownership in a foreign company and offer U.S. investors the same economic benefits enjoyed by the shareholders of that company. Typically, ADRs are listed and traded on U.S. exchanges and trade in U.S. dollars just like any other U.S.-domiciled security. Since not all foreign companies offer ADR programs, the S&P ADR Index is made up of those companies from the S&P Global 1200 Ex U.S. Index who make available ADRs that are offered or listed on a U.S. exchange, global shares or, in the case of Canadian equities, ordinary shares, all of which are traded on a U.S. exchange. Under normal circumstances, the Fund will invest at least 80% of its net assets in ADRs included in the S&P ADR Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The Oppenheimer ADR Revenue ETF had an NAV return of (–13.32%) versus (–10.58%) for the S&P ADR Index for the fiscal year ended 6/30/2016.

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three performers were Nippon Telegraph & Telephone Corp. — ADR (+32.95%), Petroleo Brasileiro SA — ADR (+64.60%), and NTT DOCOMO, Inc. — ADR (+45.58%), while the bottom three contributors were PetroChina Co. Ltd. — ADR (–37.57%), Toyota Motor Corp. — ADR (–22.77%), and China Petroleum & Chemical Corp. — ADR (–13.02%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	5 Year	Since Inception*
Fund
ADR NAV Return	(13.32)%	(1.73)%	5.87%
ADR Market Price	(13.47)%	(1.78)%	5.83%
Index
RevenueShares
ADR Index™	(13.06)%	(1.19)%	2.01%
S&P ADR Index	(10.58)%	0.40%	2.53%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares ADR Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.01% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 11/18/08, as opposed to the exchange list inception, which took place on 11/20/08. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

Oppenheimer Navellier Overall A-100 Revenue ETF (Ticker: RWV)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming the total return performance of the Navellier Overall A-100 Index (“Index”) by attempting to replicate the RevenueShares Navellier Overall A-100 Index™, a custom index constructed by re-weighting the constituent securities of the Navellier Overall A-100 Index by revenue earned, subject to certain asset diversification requirements and a maximum 7% per company weighting. The RevenueShares Navellier Overall A-100 Index™ generally contains the same securities as the Navallier Overall A-100 Index, but in different proportions. The Navellier Overall A-100 Index is constructed from companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or NYSE MKT Exchange that have over 2,500 shares traded daily, a closing price over $1, and that have been public for at least one year. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe. This is accomplished by implementing a multi-factor model that encompasses nine factors, one of which is quantitative based and eight that are fundamental. The quantitative factor begins with a computer-driven analysis based on Modern Portfolio Theory. The Navellier Overall A-100 Index calculates reward (alpha) and risk (standard deviation) characteristics for the universe of approximately 5,000 stocks. Trailing 52-week “alphas” (measure of return independent of the market) are divided by trailing 52-week “standard deviations” (measure of volatility or risk) to create a “reward/risk” ratio. This factor has the highest weight in the Navellier Overall A-100 Index.

The Oppenheimer Navellier Overall A-100 Revenue ETF’s bias towards momentum and growth stocks resulted in an NAV return of (–2.67%) for the fiscal year ended 6/30/2016. In comparison, the Navellier Overall A-100 Index and the S&P 500 Index returned (+1.57%) and (+3.99%), respectively, for the same period.

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three contributors were NTT DOCOMO, Inc. — ADR (+35.76%), AT&T, Inc. (+12.40%), and Reynolds American, Inc. (+28.49%), while the bottom three contributors were Aetna, Inc. (–14.53%), Target Corp. (–11.27%), and McKesson Corp. (–10.33%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	5 Year	Since Inception*
Fund
Navellier NAV Return	(2.67)%	8.57%	13.80%
Navellier Market Price	(2.66)%	8.53%	13.80%
Index
RevenueShares Navellier
Overall A-100 Index™	(1.80)%	9.64%	14.12%
Navellier Overall
A-100 Index	1.57%	9.00%	12.38%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Navellier Overall A-100 Index™ returns became publicly available on December 31, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.30% and the net expense ratio is 0.60%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 1/21/09, as opposed to the exchange list inception, which took place on 1/23/09. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

(UNAUDITED)

Oppenheimer Ultra Dividend Revenue ETF (Ticker: RDIV)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 900 Index by attempting to replicate the RevenueShares Ultra Dividend Index™, a custom index constructed by identifying the top 60 securities from the S&P 900® Index with the highest average of the 1-year trailing dividend yields for the current quarter and each of the past three quarters (excluding securities that have issued a special dividend over that time period), and re-weighting those securities according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The RevenueShares Ultra Dividend Index™ generally contains a subset of the securities in the S&P 900 Index, in different proportions. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the S&P 900 Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Oppenheimer Ultra Dividend Revenue ETF had an NAV return of (+13.91%) for the fiscal year ended 6/30/2016 compared to the S&P 900® Index return of (+3.77%).

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three contributors were Chevron Corp. (+34.86%), The Southern Co. (+33.97%), and Altria Group, Inc. (+27.51%), while the leading detractors were Kinder Morgan, Inc. (–51.92%), Williams Cos., Inc. (–59.05%), and Seagate Technology PLC (–26.03%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	Since Inception*
Fund
Ultra Dividend NAV Return	13.91%	12.91%
Ultra Dividend Market Price	13.90%	12.90%
Index
RevenueShares Ultra
Dividend Index™	15.26%	13.85%
S&P 900 Index	3.77%	10.53%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Ultra Dividend Index™ returns became publicly available on October 1, 2013. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.72% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 9/30/13, as opposed to the exchange list inception, which took place on 10/1/13. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — concluded

(UNAUDITED)

Oppenheimer Global Growth Revenue ETF (Ticker: RGRO)	June 30, 2016

The Fund seeks to achieve its investment objective of outperforming to total return performance of the S&P Global Broad Market Index by attempting to replicate the portfolio of the RevenueShares Global Growth Index™, a custom index constructed by identifying the top five developed market (including the United States) and top five emerging market countries represented in the S&P Global Broad Market Index with the highest gross domestic product (“GDP”) growth (as measured by the 1-year trailing GDP growth rates as of the most recent two quarters). Each country will represent 10% of the RevenueShares Global Growth Index™. Once those ten countries are identified, the top ten securities in the S&P Global Broad Market Index from each of those countries are identified according to revenue earned by the companies. Those securities are then re-weighted according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The RevenueShares Global Growth Index™ generally contains a subset of the securities in the S&P Global Broad Market Index, in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including common shares traded on local exchanges, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and global shares (“Global Shares”)) of companies included in the S&P Global Broad Market Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. The Fund may invest in securities of companies of any market capitalization, including small and medium capitalization companies. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that the RevenueShares Global Growth Index™ is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Oppenheimer Global Growth Revenue ETF had an NAV return of (–8.60%) for the fiscal year ended 6/30/2016 compared to the S&P Global Broad Market Index® Index return of (–3.44%).

Among the top and bottom contributing Fund holdings for the fiscal year ended 6/30/2016, the top three contributors were San Miguel Corp. (+29.72%), Strabag SE (+38.20%), and Cencosud SA (+23.95%), while the top three detractors were JBS SA (–37.95%), Volkswagen AG (–47.98%), and Vienna Insurance Group AG (–43.12%).

Fund Performance History (%)	Average Annual Total Return As of June 30, 2016
	1 Year	Since Inception*
Fund
Global Growth NAV Return	(8.60)%	(4.97)%
Global Growth Market Price	(6.93)%	(4.24)%
RevenueShares Global
Growth Index™	(4.44)%	(0.55)%
S&P Global Broad Market Index	(3.44)%	1.02%

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Global Growth Index™ returns became publicly available on October 16, 2014. Index returns do not represent Fund returns. One cannot invest directly in an index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.94% and the net expense ratio is 0.70%. Since the Fund is new, “Other expenses” are based on estimated amounts. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until December 2, 2017. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

*	The since inception return is calculated from NAV performance inception on 1/30/15, as opposed to the exchange list inception, which took place on 2/2/15. NAV performance inception represents when the Fund's NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

SHAREHOLDER EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2016 to June 30, 2016.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2016	Ending Account Value 06/30/2016	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer Large Cap Revenue ETF
Actual	$1,000.00	$1,037.40	0.49%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.49%	$2.46
Oppenheimer Mid Cap Revenue ETF
Actual	$1,000.00	$1,061.20	0.54%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.54%	$2.72
Oppenheimer Small Cap Revenue ETF
Actual	$1,000.00	$1,065.90	0.54%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.54%	$2.72
Oppenheimer Financials Sector Revenue ETF
Actual	$1,000.00	$957.50	0.49%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.49%	$2.46
Oppenheimer ADR Revenue ETF
Actual	$1,000.00	$1,053.40	0.49%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.49%	$2.46
Oppenheimer Navellier Overall A-100 Revenue ETF
Actual	$1,000.00	$1,038.20	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
Oppenheimer Ultra Dividend Revenue ETF
Actual	$1,000.00	$1,153.50	0.49%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.49%	$2.46
Oppenheimer Global Growth Revenue ETF
Actual	$1,000.00	$1,050.20	0.70%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED)

Oppenheimer Large Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.6%
Banks	3.6
Capital Goods	7.9
Commercial & Professional Services	0.6
Consumer Durables & Apparel	1.6
Consumer Services	1.1
Diversified Financials	4.2
Energy	7.9
Food & Staples Retailing	10.4
Food, Beverage & Tobacco	4.3
Health Care Equipment & Services	11.8
Household & Personal Products	1.2
Insurance	4.1
Materials	3.1
Media	2.5
Money Market Fund	0.9
Pharmaceuticals, Biotechnology
& Life Sciences	3.6
Real Estate	0.8
Retailing	7.0
Semiconductors & Semiconductor Equipment	1.5
Software & Services	4.8
Technology Hardware
& Equipment	4.7
Telecommunication Services	3.3
Transportation	3.0
Utilities	3.2
Total Investments	100.7
Liabilities in Excess of
Other Assets	(0.7)
Net Assets	100.0%

Oppenheimer Mid Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	0.8%
Banks	1.8
Capital Goods	10.8
Commercial & Professional Services	3.4
Consumer Durables & Apparel	3.9
Consumer Services	2.7
Diversified Financials	1.3
Energy	6.0
Food & Staples Retailing	2.9
Food, Beverage & Tobacco	3.1
Health Care Equipment & Services	8.2
Household & Personal Products	0.8
Insurance	6.0
Materials	8.1
Media	1.8
Money Market Fund	10.0
Pharmaceuticals, Biotechnology
& Life Sciences	1.0
Real Estate	2.6
Retailing	8.3
Semiconductors & Semiconductor Equipment	1.2
Software & Services	4.3
Technology Hardware
& Equipment	15.1
Telecommunication Services	0.4
Transportation	1.4
Utilities	3.8
Total Investments	109.7
Liabilities in Excess of
Other Assets	(9.7)
Net Assets	100.0%

Oppenheimer Small Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	1.6%
Banks	2.8
Capital Goods	12.7
Commercial & Professional Services	7.0
Consumer Durables & Apparel	4.3
Consumer Services	3.5
Diversified Financials	1.9
Energy	3.1
Food & Staples Retailing	2.0
Food, Beverage & Tobacco	2.4
Health Care Equipment & Services	8.2
Household & Personal Products	0.5
Insurance	2.5
Materials	8.1
Media	1.0
Money Market Fund	9.4
Pharmaceuticals, Biotechnology
& Life Sciences	1.1
Real Estate	1.7
Retailing	14.4
Semiconductors & Semiconductor
Equipment	1.3
Software & Services	3.8
Technology Hardware
& Equipment	8.1
Telecommunication Services	2.0
Transportation	4.0
Utilities	1.8
Total Investments	109.2
Liabilities in Excess of
Other Assets	(9.2)
Net Assets	100.0%

Oppenheimer Financials Sector
Revenue ETF

Industry	% of Net Assets
Banks	28.4%
Capital Markets	10.3
Consumer Finance	4.5
Diversified Financial Services	17.8
Insurance	32.2
Money Market Fund	0.1
Real Estate Investment Trusts	5.6
Real Estate Management
& Development	0.7
Total Investments	99.6
Other Assets in Excess
of Liabilities	0.4
Net Assets	100.0%

Oppenheimer ADR Revenue ETF

Industry	% of Net Assets
Automobiles & Components	7.9%
Banks	9.5
Capital Goods	1.4
Consumer Durables & Apparel	1.8
Consumer Services	0.4
Diversified Financials	2.7
Energy	32.1
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	0.5
Household & Personal Products	2.7
Insurance	4.9
Materials	7.7
Media	1.4
Money Market Fund	26.0
Pharmaceuticals, Biotechnology
& Life Sciences	4.1
Semiconductors & Semiconductor Equipment	0.9
Software & Services	0.6
Technology Hardware
& Equipment	2.0
Telecommunication Services	11.8
Transportation	0.7
Utilities	2.2
Total Investments	124.9
Liabilities in Excess of
Other Assets	(24.9)
Net Assets	100.0%

Oppenheimer Navellier Overall A-100 Revenue ETF

Industry	% of Net Assets
Automobiles & Components	0.9%
Banks	4.4
Capital Goods	5.1
Commercial & Professional Services	2.2
Consumer Durables & Apparel	1.3
Consumer Services	1.5
Diversified Financials	1.6
Food & Staples Retailing	7.1
Food, Beverage & Tobacco	9.3
Health Care Equipment & Services	7.1
Household & Personal Products	0.9
Insurance	4.7
Materials	1.6
Money Market Fund	3.0
Real Estate	5.7
Retailing	3.4
Semiconductors & Semiconductor Equipment	1.1
Software & Services	13.4
Technology Hardware
& Equipment	0.4
Telecommunication Services	24.6
Transportation	1.4
Utilities	1.7
Total Investments	102.4
Liabilities in Excess of
Other Assets	(2.4)
Net Assets	100.0%

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED) — concluded

Oppenheimer Ultra Dividend Revenue ETF

Industry	% of Net Assets
Automobiles & Components	9.4%
Banks	0.8
Commercial & Professional Services	2.8
Consumer Durables & Apparel	2.6
Diversified Financials	0.8
Energy	16.2
Insurance	0.8
Materials	2.0
Media	0.7
Money Market Fund	6.4
Real Estate	8.0
Retailing	22.2
Technology Hardware
& Equipment	3.6
Telecommunication Services	16.8
Utilities	12.8
Total Investments	105.9
Liabilities in Excess of
Other Assets	(5.9)
Net Assets	100.0%

Oppenheimer Global Growth Revenue ETF

Industry	% of Net Assets
Automobiles & Components	5.4%
Banks	3.6
Capital Goods	11.2
Commercial & Professional Services	0.5
Diversified Financials	3.3
Energy	21.5
Food & Staples Retailing	6.7
Food, Beverage & Tobacco	6.0
Insurance	8.8
Materials	7.8
Money Market Fund	0.7
Pharmaceuticals, Biotechnology
& Life Sciences	2.5
Retailing	1.3
Semiconductors & Semiconductor
Equipment	0.7
Technology Hardware & Equipment	7.4
Telecommunication Services	3.5
Transportation	1.5
Utilities	3.4
Total Investments	95.8
Other Assets in Excess
of Liabilities	4.2
Net Assets	100.0%

SCHEDULE OF INVESTMENTS
OPPENHEIMER LARGE CAP REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.6%
BorgWarner, Inc.	8,689	$256,499
Delphi Automotive PLC	8,135	509,251
Ford Motor Co.	409,708	5,150,030
General Motors Co.	185,910	5,261,253
Goodyear Tire & Rubber Co. (The)	20,041	514,252
Harley-Davidson, Inc.	4,911	222,468
Johnson Controls, Inc.	28,746	1,272,298
Total Automobiles & Components		13,186,051

Banks—3.6%
Bank of America Corp.	190,034	2,521,751
BB&T Corp.	9,142	325,547
Citigroup, Inc.	52,333	2,218,396
Citizens Financial Group, Inc.	6,499	129,850
Comerica, Inc.	1,657	68,152
Fifth Third Bancorp	11,808	207,703
Huntington Bancshares, Inc.	11,005	98,385
JPMorgan Chase & Co.	47,984	2,981,726
KeyCorp	11,884	131,318
M&T Bank Corp.	1,548	183,020
People’s United Financial, Inc.	2,345	34,378
PNC Financial Services
Group, Inc. (The)	5,800	472,062
Regions Financial Corp.	19,112	162,643
SunTrust Banks, Inc.	6,854	281,562
U.S. Bancorp	15,658	631,487
Wells Fargo & Co.	59,754	2,828,157
Zions Bancorporation	2,592	65,137
Total Banks		13,341,274

Capital Goods—7.9%
3M Co.	6,282	1,100,104
Acuity Brands, Inc.	431	106,871
Allegion PLC	1,032	71,652
AMETEK, Inc.	3,021	139,661
Boeing Co. (The)	25,895	3,362,984
Caterpillar, Inc.	20,150	1,527,571
Cummins, Inc.	5,655	635,848
Deere & Co.	11,498	931,798
Dover Corp.	3,606	249,968
Eaton Corp. PLC	11,263	672,739
Emerson Electric Co.	13,846	722,207
Fastenal Co.[1]	3,272	145,244
Flowserve Corp.	2,875	129,864
Fluor Corp.	11,903	586,580
Fortune Brands Home &
Security, Inc.[1]	11,892	689,379
General Dynamics Corp.	7,993	1,112,945
General Electric Co.	136,003	4,281,374
Honeywell International, Inc.	11,890	1,383,045
Illinois Tool Works, Inc.	4,380	456,221
Ingersoll-Rand PLC	7,352	468,175
Jacobs Engineering Group, Inc.[2]	7,791	388,070
L-3 Communications Holdings, Inc.	2,742	402,224
Lockheed Martin Corp.	7,128	1,768,956
Masco Corp.	8,148	252,099
Northrop Grumman Corp.	3,859	857,778
PACCAR, Inc.	11,316	586,961

	Shares	Value
Parker-Hannifin Corp.	3,563	$384,982
Pentair PLC	3,699	215,615
Quanta Services, Inc.[2]	10,882	251,592
Raytheon Co.	6,446	876,334
Rockwell Automation, Inc.	1,873	215,058
Rockwell Collins, Inc.	1,970	167,726
Roper Technologies, Inc.	622	106,088
Snap-on, Inc.	701	110,632
Stanley Black & Decker, Inc.	3,548	394,608
Textron, Inc.	12,222	446,836
TransDigm Group, Inc.[2]	415	109,431
United Rentals, Inc.[2]	2,551	171,172
United Technologies Corp.	18,965	1,944,861
W.W. Grainger, Inc.	1,483	337,012
Xylem, Inc.	3,069	137,031
Total Capital Goods		28,899,296

Commercial & Professional Services—0.6%
Cintas Corp.	1,926	188,998
Dun & Bradstreet Corp. (The)	597	72,739
Equifax, Inc.	843	108,241
Nielsen Holdings PLC	4,023	209,075
Pitney Bowes, Inc.	5,894	104,913
Republic Services, Inc.	6,632	340,288
Robert Half International, Inc.	4,582	174,849
Stericycle, Inc.[1,2]	1,092	113,699
Tyco International PLC	7,561	322,099
Verisk Analytics, Inc.[2]	867	70,296
Waste Management, Inc.	7,562	501,134
Total Commercial & Professional Services		2,206,331

Consumer Durables & Apparel—1.6%
Coach, Inc.[1]	3,859	157,216
D.R. Horton, Inc.	12,888	405,714
Garmin Ltd.[1]	2,565	108,807
Hanesbrands, Inc.	8,155	204,935
Harman International Industries, Inc.[1]	2,857	205,190
Hasbro, Inc.	1,705	143,203
Leggett & Platt, Inc.	2,845	145,408
Lennar Corp., Class A	7,022	323,714
Mattel, Inc.	5,811	181,826
Michael Kors Holdings Ltd.[1,2]	3,639	180,058
Mohawk Industries, Inc.[2]	1,476	280,086
Newell Brands, Inc.	4,562	221,576
NIKE, Inc., Class B	21,215	1,171,068
PulteGroup, Inc.	11,403	222,245
PVH Corp.	2,991	281,842
Ralph Lauren Corp.	2,678	240,002
Under Armour, Inc., Class A1,2	1,907	76,528
Under Armour, Inc., Class C2	2,043	74,365
VF Corp.	6,995	430,123
Whirlpool Corp.	4,114	685,557
Total Consumer Durables & Apparel		5,739,463

Consumer Services—1.1%
Carnival Corp.	11,623	513,737
Chipotle Mexican Grill, Inc.[1,2]	423	170,368
Darden Restaurants, Inc.	3,770	238,792
H&R Block, Inc.	4,566	105,018
Marriott International, Inc., Class A1	1,638	108,862

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF

June 30, 2016

	Shares	Value
Consumer Services (continued)
McDonald’s Corp.	7,457	$897,375
Royal Caribbean Cruises Ltd.	3,867	259,669
Starbucks Corp.	13,270	757,982
Starwood Hotels & Resorts
Worldwide, Inc.	1,453	107,449
Wyndham Worldwide Corp.	2,701	192,392
Wynn Resorts Ltd.[1]	1,456	131,972
Yum! Brands, Inc.	5,736	475,629
Total Consumer Services		3,959,245

Diversified Financials—4.2%
Affiliated Managers Group, Inc.[2]	458	64,473
American Express Co.	16,808	1,021,254
Ameriprise Financial, Inc.	4,029	362,006
Bank of New York
Mellon Corp. (The)	12,387	481,235
Berkshire Hathaway, Inc., Class B2	50,487	7,310,013
BlackRock, Inc.	1,188	406,926
Capital One Financial Corp.	9,406	597,375
Charles Schwab Corp. (The)	7,708	195,089
CME Group, Inc.	1,072	104,413
Discover Financial Services	4,516	242,012
E*TRADE Financial Corp.[2]	2,823	66,312
Franklin Resources, Inc.	7,562	252,344
Goldman Sachs Group, Inc. (The)	6,810	1,011,830
Intercontinental Exchange, Inc.	627	160,487
Invesco Ltd.	6,417	163,890
Legg Mason, Inc.	2,282	67,296
Leucadia National Corp.	21,032	364,485
Moody’s Corp.	1,107	103,737
Morgan Stanley	44,296	1,150,810
Nasdaq, Inc.	1,654	106,964
Navient Corp.	5,609	67,027
Northern Trust Corp.	2,562	169,758
S&P Global, Inc.	1,702	182,556
State Street Corp.	6,065	327,025
Synchrony Financial[2]	7,029	177,693
T. Rowe Price Group, Inc.	1,948	142,146
Total Diversified Financials		15,299,156

Energy—7.9%
Anadarko Petroleum Corp.	5,532	294,579
Apache Corp.[1]	3,456	192,396
Baker Hughes, Inc.	10,333	466,328
Cabot Oil & Gas Corp.	1,457	37,503
Chesapeake Energy Corp.[1,2]	82,783	354,311
Chevron Corp.	39,343	4,124,327
Cimarex Energy Co.	319	38,063
Columbia Pipeline Group, Inc.	1,454	37,062
Concho Resources, Inc.[1,2]	549	65,479
ConocoPhillips	20,481	892,972
Devon Energy Corp.	11,518	417,527
Diamond Offshore Drilling, Inc.[1]	3,015	73,355
EOG Resources, Inc.	3,149	262,690
EQT Corp.	963	74,565
Exxon Mobil Corp.	86,488	8,107,385
FMC Technologies, Inc.[2]	6,650	177,355
Halliburton Co.	15,675	709,921
Helmerich & Payne, Inc.[1]	1,128	75,723

	Shares	Value
Hess Corp.	3,178	$190,998
Kinder Morgan, Inc.	27,112	507,537
Marathon Oil Corp.	10,913	163,804
Marathon Petroleum Corp.	58,180	2,208,513
Murphy Oil Corp.	2,508	79,629
National Oilwell Varco, Inc.[1]	11,417	384,182
Newfield Exploration Co.[2]	944	41,706
Noble Energy, Inc.	2,980	106,893
Occidental Petroleum Corp.	5,322	402,130
ONEOK, Inc.	5,696	270,275
Phillips 66[1]	34,659	2,749,845
Pioneer Natural Resources Co.	680	102,823
Range Resources Corp.	852	36,755
Schlumberger Ltd.	13,927	1,101,347
Southwestern Energy Co.[1,2]	8,328	104,766
Spectra Energy Corp.[1]	5,466	200,220
Tesoro Corp.	11,866	889,001
Transocean Ltd.[1]	20,350	241,961
Valero Energy Corp.	52,890	2,697,390
Williams Cos., Inc. (The)	11,638	251,730
Total Energy		29,133,046

Food & Staples Retailing—10.4%
Costco Wholesale Corp.	27,340	4,293,474
CVS Health Corp.	58,166	5,568,813
Kroger Co. (The)	107,421	3,952,018
Sysco Corp.	35,933	1,823,240
Walgreens Boots Alliance, Inc.	52,201	4,346,777
Wal-Mart Stores, Inc.	241,234	17,614,907
Whole Foods Market, Inc.	15,983	511,776
Total Food & Staples Retailing		38,111,005

Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	10,491	723,459
Archer-Daniels-Midland Co.	52,430	2,248,723
Brown-Forman Corp., Class B	1,106	110,335
Campbell Soup Co.	4,665	310,362
Coca-Cola Co. (The)	33,363	1,512,345
ConAgra Foods, Inc.	10,096	482,690
Constellation Brands, Inc., Class A	1,431	236,687
Dr Pepper Snapple Group, Inc.	2,304	222,635
General Mills, Inc.	9,483	676,328
Hershey Co. (The)	2,627	298,138
Hormel Foods Corp.	9,486	347,188
JM Smucker Co. (The)	2,024	308,478
Kellogg Co.	6,539	533,909
Kraft Heinz Co. (The)	9,002	796,497
McCormick & Co., Inc.	1,458	155,525
Mead Johnson Nutrition Co.	1,684	152,823
Molson Coors Brewing Co., Class B	1,058	106,996
Mondelez International, Inc., Class A	22,668	1,031,621
Monster Beverage Corp.[2]	713	114,586
PepsiCo, Inc.	21,563	2,284,384
Philip Morris International, Inc.	9,334	949,454
Reynolds American, Inc.	7,882	425,076
Tyson Foods, Inc., Class A	23,540	1,572,237
Total Food, Beverage & Tobacco		15,600,476

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF

June 30, 2016

	Shares	Value
Health Care Equipment & Services—11.8%
Abbott Laboratories	19,044	$748,620
Aetna, Inc.	17,576	2,146,557
AmerisourceBergen Corp.	66,378	5,265,103
Anthem, Inc.	21,394	2,809,888
Baxter International, Inc.	6,572	297,186
Becton Dickinson and Co.	2,592	439,577
Boston Scientific Corp.[2]	11,115	259,757
C.R. Bard, Inc.	489	114,993
Cardinal Health, Inc.	52,680	4,109,567
Centene Corp.[2]	11,930	851,444
Cerner Corp.[2]	2,581	151,247
Cigna Corp.	10,285	1,316,377
Danaher Corp.	7,719	779,619
DaVita HealthCare Partners, Inc.[2]	6,709	518,740
DENTSPLY SIRONA, Inc.	1,717	106,523
Edwards Lifesciences Corp.[2]	1,014	101,126
Express Scripts Holding Co.[2]	47,120	3,571,696
HCA Holdings, Inc.[2]	17,887	1,377,478
Henry Schein, Inc.[2]	2,250	397,800
Hologic, Inc.[2]	3,114	107,744
Humana, Inc.	10,359	1,863,377
Intuitive Surgical, Inc.[2]	158	104,503
Laboratory Corp. of
America Holdings[2]	2,552	332,449
McKesson Corp.	36,178	6,752,624
Medtronic PLC	11,935	1,035,600
Patterson Cos., Inc.	3,684	176,427
Quest Diagnostics, Inc.	3,303	268,897
St. Jude Medical, Inc.	2,360	184,080
Stryker Corp.	3,174	380,340
UnitedHealth Group, Inc.	42,210	5,960,052
Universal Health Services, Inc.,
Class B	2,423	324,924
Varian Medical Systems, Inc.[2]	1,214	99,827
Zimmer Biomet Holdings, Inc.	2,139	257,493
Total Health Care Equipment
& Services		43,211,635

Household & Personal Products—1.2%
Church & Dwight Co., Inc.	1,102	113,385
Clorox Co. (The)	1,673	231,526
Colgate-Palmolive Co.	7,600	556,320
Estee Lauder Cos., Inc., (The), Class A	4,385	399,123
Kimberly-Clark Corp.	5,018	689,875
Procter & Gamble Co. (The)	28,912	2,447,979
Total Household & Personal Products		4,438,208

Insurance—4.1%
Aflac, Inc.	10,595	764,535
Allstate Corp. (The)	18,942	1,324,993
American International Group, Inc.	33,804	1,787,893
Aon PLC	3,668	400,656
Arthur J. Gallagher & Co.	3,767	179,309
Assurant, Inc.	4,297	370,874
Chubb Ltd.	6,094	796,547
Cincinnati Financial Corp.	2,560	191,718
Hartford Financial
Services Group, Inc. (The)	14,191	629,797
Lincoln National Corp.	10,184	394,834

	Shares	Value
Loews Corp.	11,888	$488,478
Marsh & McLennan Cos., Inc.	7,143	489,010
MetLife, Inc.	55,108	2,194,952
Principal Financial Group, Inc.	10,308	423,762
Progressive Corp. (The)	23,539	788,556
Prudential Financial, Inc.	26,803	1,912,126
Torchmark Corp.	2,375	146,822
Travelers Cos., Inc. (The)	8,351	994,103
Unum Group	10,500	333,795
Willis Towers Watson PLC	1,445	179,628
XL Group PLC[1]	11,997	399,620
Total Insurance		15,192,008

Materials—3.1%
Air Products & Chemicals, Inc.	2,246	319,022
Albemarle Corp.	1,247	98,899
Alcoa, Inc.	76,996	713,753
Avery Dennison Corp.	2,832	211,692
Ball Corp.	3,875	280,124
CF Industries Holdings, Inc.	5,038	121,416
Dow Chemical Co. (The)	31,429	1,562,336
E.I. du Pont de Nemours & Co.	12,970	840,456
Eastman Chemical Co.	4,504	305,822
Ecolab, Inc.	3,944	467,758
FMC Corp.	2,205	102,113
Freeport-McMoRan, Inc.[1]	46,563	518,712
International Flavors &
Fragrances, Inc.	851	107,285
International Paper Co.[1]	17,718	750,889
LyondellBasell Industries NV,
Class A	13,617	1,013,377
Martin Marietta Materials, Inc.[1]	595	114,240
Monsanto Co.	4,331	447,869
Mosaic Co. (The)[1]	10,832	283,582
Newmont Mining Corp.	8,138	318,358
Nucor Corp.	10,829	535,061
Owens-Illinois, Inc.[2]	11,177	201,298
PPG Industries, Inc.	5,023	523,145
Praxair, Inc.	3,210	360,772
Sealed Air Corp.	5,309	244,055
Sherwin-Williams Co. (The)	1,416	415,837
Vulcan Materials Co.	952	114,583
WestRock Co.	12,170	473,048
Total Materials		11,445,502

Media—2.5%
CBS Corp., Class B	9,679	526,925
Comcast Corp., Class A	42,446	2,767,055
Discovery Communications, Inc.,
Class A2	4,192	105,764
Discovery Communications, Inc.,
Class C2	4,340	103,509
Interpublic Group of Cos., Inc. (The)	10,646	245,923
News Corp., Class A	12,664	143,736
News Corp., Class B1	12,297	143,506
Omnicom Group, Inc.	6,135	499,941
Scripps Networks Interactive, Inc.,
Class A	1,716	106,855
TEGNA, Inc.	4,981	115,410
Time Warner, Inc.	13,385	984,333

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF

June 30, 2016

	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc.,
Class A	16,397	$443,539
Twenty-First Century Fox, Inc.,
Class B	16,365	445,946
Viacom, Inc., Class B1	10,440	432,947
Walt Disney Co. (The)	19,864	1,943,096
Total Media		9,008,485

Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	13,765	852,191
Agilent Technologies, Inc.	3,211	142,440
Alexion Pharmaceuticals, Inc.[2]	810	94,576
Allergan PLC[2]	2,125	491,066
Amgen, Inc.	4,956	754,055
Biogen, Inc.[2]	1,472	355,959
Bristol-Myers Squibb Co.	8,054	592,372
Celgene Corp.[2]	3,143	309,994
Eli Lilly & Co.	9,388	739,305
Endo International PLC[2]	6,501	101,351
Gilead Sciences, Inc.	13,410	1,118,662
Illumina, Inc.[2]	517	72,576
Johnson & Johnson	21,526	2,611,104
Mallinckrodt PLC[2]	1,836	111,592
Merck & Co., Inc.	24,409	1,406,203
Mylan NV1,2	7,370	318,679
PerkinElmer, Inc.	1,361	71,344
Perrigo Co. PLC	1,839	166,742
Pfizer, Inc.	52,738	1,856,905
Regeneron Pharmaceuticals, Inc.[2]	410	143,184
Thermo Fisher Scientific, Inc.	4,045	597,689
Vertex Pharmaceuticals, Inc.[2]	408	35,096
Waters Corp.[2]	497	69,903
Zoetis, Inc.	3,755	178,212
Total Pharmaceuticals, Biotechnology
& Life Sciences		13,191,200

Real Estate—0.8%
American Tower Corp.	1,665	189,161
Apartment Investment &
Management Co., Class A	892	39,391
AvalonBay Communities, Inc.	387	69,811
Boston Properties, Inc.	574	75,711
CBRE Group, Inc., Class A2	13,476	356,844
Crown Castle International Corp.	1,547	156,912
Digital Realty Trust, Inc.[1]	534	58,201
Equinix, Inc.	314	121,747
Equity Residential	1,684	115,994
Essex Property Trust, Inc.	188	42,881
Extra Space Storage, Inc.	413	38,219
Federal Realty Investment Trust	204	33,772
General Growth Properties, Inc.	3,939	117,461
HCP, Inc.	3,155	111,624
Host Hotels & Resorts, Inc.	11,846	192,024
Iron Mountain, Inc.	2,946	117,339
Kimco Realty Corp.	1,233	38,692
Macerich Co. (The)	457	39,023
Prologis, Inc.	1,476	72,383
Public Storage	363	92,779
Realty Income Corp.	517	35,859
Simon Property Group, Inc.	925	200,632

	Shares	Value
SL Green Realty Corp.	639	$68,034
UDR, Inc.	1,068	39,431
Ventas, Inc.	1,600	116,512
Vornado Realty Trust	758	75,891
Welltower, Inc.	1,937	147,541
Weyerhaeuser Co.	8,267	246,109
Total Real Estate		3,009,978

Retailing—7.0%
Advance Auto Parts, Inc.	2,146	346,858
Amazon.com, Inc.[2]	5,546	3,968,828
AutoNation, Inc.[1,2]	14,566	684,311
AutoZone, Inc.[1,2]	558	442,963
Bed Bath & Beyond, Inc.	9,234	399,093
Best Buy Co., Inc.	44,613	1,365,158
CarMax, Inc.[1,2]	10,365	508,196
Dollar General Corp.	7,917	744,198
Dollar Tree, Inc.[2]	5,996	565,063
Expedia, Inc.	2,396	254,695
Foot Locker, Inc.	4,597	252,191
Gap, Inc. (The)	28,651	607,974
Genuine Parts Co.	5,671	574,189
Home Depot, Inc. (The)	24,392	3,114,614
Kohl’s Corp.	18,002	682,636
L Brands, Inc.	6,400	429,632
LKQ Corp.[2]	7,907	250,652
Lowe’s Cos., Inc.	26,570	2,103,547
Macy’s, Inc.	28,740	965,951
Netflix, Inc.[1,2]	2,714	248,277
Nordstrom, Inc.[1]	13,236	503,630
O’Reilly Automotive, Inc.[2]	1,118	303,090
Priceline Group, Inc. (The)[2]	279	348,306
Ross Stores, Inc.	8,142	461,570
Signet Jewelers Ltd.	2,916	240,308
Staples, Inc.	83,844	722,735
Target Corp.	38,274	2,672,291
Tiffany & Co.[1]	2,360	143,110
TJX Cos., Inc. (The)	14,244	1,100,064
Tractor Supply Co.	2,331	212,541
TripAdvisor, Inc.[2]	545	35,043
Ulta Salon Cosmetics &
Fragrance, Inc.[2]	590	143,748
Urban Outfitters, Inc.[1,2]	4,168	114,620
Total Retailing		25,510,082

Semiconductors & Semiconductor Equipment—1.5%
Analog Devices, Inc.	1,933	109,485
Applied Materials, Inc.	13,625	326,591
Broadcom Ltd.	1,586	246,464
First Solar, Inc.[2]	2,991	145,004
Intel Corp.	63,887	2,095,494
KLA-Tencor Corp.	1,504	110,168
Lam Research Corp.[1]	2,637	221,666
Linear Technology Corp.	783	36,433
Microchip Technology, Inc.[1]	1,352	68,628
Micron Technology, Inc.[2]	39,098	537,988
NVIDIA Corp.	3,970	186,630
Qorvo, Inc.[1,2]	2,008	110,962
QUALCOMM, Inc.	14,899	798,139
Skyworks Solutions, Inc.[1]	1,677	106,121

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF

June 30, 2016

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	7,653	$479,460
Xilinx, Inc.	1,529	70,533
Total Semiconductors &
Semiconductor Equipment		5,649,766

Software & Services—4.8%
Accenture PLC, Class A	9,560	1,083,052
Activision Blizzard, Inc.	4,821	191,056
Adobe Systems, Inc.[2]	1,889	180,947
Akamai Technologies, Inc.[2]	1,298	72,597
Alliance Data Systems Corp.[2]	1,042	204,149
Alphabet, Inc., Class A2	1,889	1,328,968
Alphabet, Inc., Class C2	1,931	1,336,445
Autodesk, Inc.[2]	1,308	70,815
Automatic Data Processing, Inc.	4,614	423,888
CA, Inc.	4,393	144,222
Citrix Systems, Inc.[2]	1,269	101,634
Cognizant Technology Solutions Corp.,
Class A2	7,274	416,364
CSRA, Inc.	6,037	141,447
eBay, Inc.[2]	12,144	284,291
Electronic Arts, Inc.[2]	1,939	146,899
Facebook, Inc., Class A2	5,954	680,423
Fidelity National Information
Services, Inc.	3,436	253,165
Fiserv, Inc.[2]	1,719	186,907
Global Payments, Inc.	1,428	101,931
International Business
Machines Corp.	18,688	2,836,465
Intuit, Inc.	1,375	153,464
MasterCard, Inc., Class A	3,454	304,159
Microsoft Corp.	59,675	3,053,570
Oracle Corp.	33,923	1,388,468
Paychex, Inc.	1,998	118,881
PayPal Holdings, Inc.[2]	8,943	326,509
Red Hat, Inc.[2]	927	67,300
salesforce.com, Inc.[2]	2,687	213,375
Symantec Corp.	8,599	176,624
Teradata Corp.[2]	2,631	65,959
Total System Services, Inc.	2,007	106,592
VeriSign, Inc.[1,2]	398	34,411
Visa, Inc., Class A	6,365	472,092
Western Union Co. (The)	9,446	181,174
Xerox Corp.	62,484	592,973
Yahoo!, Inc.[2]	4,861	182,579
Total Software & Services		17,623,795

Technology Hardware & Equipment—4.7%
Amphenol Corp., Class A	3,081	176,634
Apple, Inc.	82,053	7,844,267
Cisco Systems, Inc.	60,387	1,732,503
Corning, Inc.	14,257	291,983
EMC Corp.	31,611	858,871
F5 Networks, Inc.[2]	600	68,304
FLIR Systems, Inc.	2,326	71,990
Harris Corp.	2,704	225,622
Hewlett Packard Enterprise Co.	95,306	1,741,241
HP, Inc.	192,969	2,421,761
Juniper Networks, Inc.	7,929	178,323

	Shares	Value
Motorola Solutions, Inc.	3,240	$213,743
NetApp, Inc.	7,482	183,982
Seagate Technology PLC[1]	17,422	424,400
TE Connectivity Ltd.[1]	6,554	374,299
Western Digital Corp.	9,367	442,684
Total Technology Hardware
& Equipment		17,250,607

Telecommunication Services—3.3%
AT&T, Inc.	138,506	5,984,844
CenturyLink, Inc.	22,977	666,563
Frontier Communications Corp.	35,854	177,119
Level 3 Communications, Inc.[2]	5,591	287,880
Verizon Communications, Inc.	91,481	5,108,299
Total Telecommunication Services		12,224,705

Transportation—3.0%
Alaska Air Group, Inc.	3,299	192,299
American Airlines Group, Inc.	44,881	1,270,581
C.H. Robinson Worldwide, Inc.	6,502	482,774
CSX Corp.	15,003	391,278
Delta Air Lines, Inc.	35,108	1,278,984
Expeditors International of
Washington, Inc.	4,446	218,032
FedEx Corp.	10,665	1,618,734
JB Hunt Transport Services, Inc.	2,706	218,997
Kansas City Southern	829	74,685
Norfolk Southern Corp.	4,340	369,464
Ryder System, Inc.	3,336	203,963
Southwest Airlines Co.	16,838	660,218
Union Pacific Corp.	8,228	717,893
United Continental Holdings, Inc.[2]	29,710	1,219,298
United Parcel Service, Inc., Class B	19,917	2,145,459
Total Transportation		11,062,659

Utilities—3.2%
AES Corp.	45,607	569,175
Alliant Energy Corp.	3,237	128,509
Ameren Corp.	4,293	230,019
American Electric Power Co., Inc.	9,859	691,017
American Water Works Co., Inc.[1]	1,414	119,497
CenterPoint Energy, Inc.	11,015	264,360
CMS Energy Corp.	5,057	231,914
Consolidated Edison, Inc.	5,683	457,141
Dominion Resources, Inc.[1]	5,408	421,445
DTE Energy Co.	3,880	384,586
Duke Energy Corp.[1]	9,896	848,978
Edison International	5,436	422,214
Entergy Corp.	5,061	411,712
Eversource Energy	4,516	270,508
Exelon Corp.	28,496	1,036,115
FirstEnergy Corp.	15,177	529,829
NextEra Energy, Inc.[1]	5,014	653,826
NiSource, Inc.	7,347	194,842
NRG Energy, Inc.[1]	29,084	435,969
PG&E Corp.	9,842	629,101
Pinnacle West Capital Corp.	1,436	116,402
PPL Corp.	6,508	245,677
Public Service Enterprise Group, Inc.	8,218	383,041
SCANA Corp.	2,043	154,573

SCHEDULE OF INVESTMENTS — concluded
OPPENHEIMER LARGE CAP REVENUE ETF

June 30, 2016

	Shares	Value
Utilities (continued)
Sempra Energy	3,337	$380,485
Southern Co. (The)	12,150	651,605
WEC Energy Group, Inc.	4,084	266,685
Xcel Energy, Inc.	9,388	420,395
Total Utilities		11,549,620

Total Common Stocks
(Cost $320,850,379)		365,843,593

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.9%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[3]
(Cost $3,358,375)	3,358,375	3,358,375

Total Investments—100.7%
(Cost $324,208,754)		369,201,968
Liabilities in Excess of Other Assets—(0.7)%		(2,523,001)
Net Assets—100.0%		$366,678,967

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $12,132,852; total value of the collateral held by the fund was $12,245,288. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,886,913 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
OPPENHEIMER MID CAP REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—0.8%
Dana Holding Corp.	72,287	$763,351
Gentex Corp.	14,237	219,962
Thor Industries, Inc.[1]	9,263	599,686
Total Automobiles & Components		1,582,999

Banks—1.8%
Associated Banc-Corp.	7,690	131,883
BancorpSouth, Inc.	4,519	102,536
Bank of Hawaii Corp.	1,211	83,317
Bank of the Ozarks, Inc.[1]	1,820	68,286
Cathay General Bancorp	2,148	60,574
Commerce Bancshares, Inc.	3,258	156,058
Cullen/Frost Bankers, Inc.[1]	2,263	144,221
East West Bancorp, Inc.	4,198	143,488
F.N.B. Corp.	7,120	89,285
First Horizon National Corp.	12,151	167,441
First Niagara Financial Group, Inc.	17,920	174,541
FirstMerit Corp.	6,314	127,985
Fulton Financial Corp.	7,000	94,500
Hancock Holding Co.	4,084	106,633
International Bancshares Corp.[1]	2,528	65,955
New York Community Bancorp, Inc.[1]	6,294	94,347
PacWest Bancorp	3,264	129,842
PrivateBancorp, Inc.	2,213	97,438
Prosperity Bancshares, Inc.	2,037	103,867
Signature Bank[2]	1,120	139,910
SVB Financial Group[1,2]	1,861	177,093
Synovus Financial Corp.	5,049	146,370
TCF Financial Corp.	12,800	161,920
Trustmark Corp.	3,263	81,086
Umpqua Holdings Corp.	10,249	158,552
Valley National Bancorp	9,631	87,835
Washington Federal, Inc.	2,845	69,020
Webster Financial Corp.[1]	3,313	112,476
Total Banks		3,276,459

Capital Goods—10.8%
A.O. Smith Corp.	4,411	388,653
AECOM[1,2]	81,068	2,575,530
AGCO Corp.	19,819	934,069
B/E Aerospace, Inc.	8,322	384,268
Carlisle Cos., Inc.	5,266	556,511
CLARCOR, Inc.	3,492	212,418
Crane Co.	6,751	382,917
Curtiss-Wright Corp.	3,665	308,776
Donaldson Co., Inc.[1]	9,120	313,363
EMCOR Group, Inc.	10,771	530,579
Esterline Technologies Corp.[2]	3,942	244,562
GATX Corp.[1]	4,531	199,228
Graco, Inc.	2,312	182,625
Granite Construction, Inc.	7,705	350,963
Hubbell, Inc.	4,692	494,865
Huntington Ingalls Industries, Inc.	6,617	1,111,855
IDEX Corp.	3,412	280,125
ITT, Inc.	10,275	328,595
Joy Global, Inc.	18,517	391,449
KBR, Inc.	45,357	600,527
Kennametal, Inc.	12,916	285,573

	Shares	Value
KLX, Inc.[2]	6,633	$205,623
Lennox International, Inc.	3,705	528,333
Lincoln Electric Holdings, Inc.	5,807	343,078
MSC Industrial Direct Co., Inc.,
Class A	5,629	397,182
Nordson Corp.[1]	2,803	234,359
NOW, Inc.[2]	20,739	376,205
Orbital ATK, Inc.	7,206	613,519
Oshkosh Corp.[1]	18,670	890,746
Regal Beloit Corp.	8,719	479,981
Teledyne Technologies, Inc.[2]	3,298	326,667
Terex Corp.[1]	44,341	900,566
Timken Co. (The)	12,231	375,002
Toro Co. (The)	3,952	348,566
Trinity Industries, Inc.	46,198	857,897
Triumph Group, Inc.[1]	14,502	514,821
Valmont Industries, Inc.	2,720	367,934
Wabtec Corp.[1]	6,163	432,828
Watsco, Inc.	4,481	630,432
Woodward, Inc.	4,973	286,644
Total Capital Goods		20,167,834

Commercial & Professional Services—3.4%
CEB, Inc.	2,093	129,096
Clean Harbors, Inc.[1,2]	8,594	447,833
Copart, Inc.[2]	3,445	168,840
Deluxe Corp.	3,944	261,763
FTI Consulting, Inc.[2]	6,243	253,965
Herman Miller, Inc.	10,291	307,598
HNI Corp.	7,179	333,752
Manpowergroup, Inc.[1]	36,094	2,322,288
MSA Safety, Inc.	3,302	173,454
R.R. Donnelley & Sons Co.[1]	98,408	1,665,064
Rollins, Inc.[1]	7,705	225,525
Total Commercial & Professional Services		6,289,178

Consumer Durables & Apparel—3.9%
Brunswick Corp.	12,427	563,192
CalAtlantic Group, Inc.[1]	16,764	615,406
Carter’s, Inc.	4,218	449,090
Deckers Outdoor Corp.[1,2]	4,996	287,370
Fossil Group, Inc.[1,2]	16,134	460,303
Helen of Troy Ltd.[2]	2,195	225,734
Kate Spade & Co.[2]	8,551	176,236
KB Home[1]	31,818	483,952
NVR, Inc.[2]	450	801,153
Polaris Industries, Inc.[1]	8,177	668,551
Skechers U.S.A., Inc., Class A1,2	16,555	492,015
Tempur Sealy International, Inc.[1,2]	7,446	411,913
Toll Brothers, Inc.[2]	21,458	577,435
TRI Pointe Group, Inc.[2]	29,899	353,406
Tupperware Brands Corp.[1]	5,708	321,246
Vista Outdoor, Inc.[2]	6,598	314,923
Total Consumer Durables & Apparel		7,201,925

Consumer Services—2.7%
Brinker International, Inc.[1]	10,174	463,222
Buffalo Wild Wings, Inc.[1,2]	1,864	259,003
Cheesecake Factory, Inc. (The)	6,187	297,842
Churchill Downs, Inc.[1]	5,421	684,997

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER MID CAP REVENUE ETF

June 30, 2016

	Shares	Value
Consumer Services (continued)
Cracker Barrel Old
Country Store, Inc.[1]	2,515	$431,247
DeVry Education Group, Inc.[1]	15,732	280,659
Domino’s Pizza, Inc.	2,330	306,115
Dunkin’ Brands Group, Inc.	2,622	114,372
Graham Holdings Co., Class B	733	358,833
International Speedway Corp.,
Class A	2,873	96,102
Jack in the Box, Inc.	2,636	226,485
Panera Bread Co., Class A1,2	1,824	386,578
Service Corp. International	16,118	435,831
Sotheby’s1	4,522	123,903
Texas Roadhouse, Inc., Class A1	5,981	272,734
Wendy’s Co. (The)	27,773	267,176
Total Consumer Services		5,005,099

Diversified Financials—1.3%
CBOE Holdings, Inc.[1]	1,511	100,663
Eaton Vance Corp.[1]	5,585	197,374
FactSet Research Systems, Inc.[1]	985	158,999
Federated Investors, Inc., Class B	4,531	130,402
Janus Capital Group, Inc.	10,226	142,346
MarketAxess Holdings, Inc.	321	46,673
MSCI, Inc.	2,068	159,484
Raymond James Financial, Inc.	13,949	687,686
SEI Investments Co.	3,844	184,935
SLM Corp.[2]	16,919	104,559
Stifel Financial Corp.[1,2]	9,447	297,108
Waddell & Reed Financial, Inc.,
Class A	10,281	177,039
WisdomTree Investments, Inc.[1]	3,849	37,682
Total Diversified Financials		2,424,950

Energy—6.0%
CONSOL Energy, Inc.[1]	20,429	328,703
Denbury Resources, Inc.[1]	36,088	129,556
Dril-Quip, Inc.[1,2]	1,777	103,830
Energen Corp.	2,117	102,061
Ensco PLC, Class A	47,042	456,778
Gulfport Energy Corp.[2]	3,159	98,750
HollyFrontier Corp.[1]	71,605	1,702,051
Nabors Industries Ltd.	41,635	418,432
Noble Corp. PLC[1]	48,142	396,690
Oceaneering International, Inc.	12,342	368,532
Oil States International, Inc.[1,2]	3,785	124,451
Patterson-UTI Energy, Inc.	10,313	219,873
QEP Resources, Inc.	13,118	231,270
Rowan Cos. PLC, Class A	15,711	277,456
SM Energy Co.[1]	5,883	158,841
Superior Energy Services, Inc.	17,095	314,719
Western Refining, Inc.[1]	62,993	1,299,546
World Fuel Services Corp.	92,260	4,381,427
WPX Energy, Inc.[2]	15,924	148,252
Total Energy		11,261,218

	Shares	Value
Food & Staples Retailing—2.9%
Casey’s General Stores, Inc.	7,973	$1,048,529
Sprouts Farmers Market, Inc.[1,2]	22,624	518,090
SUPERVALU, Inc.[2]	539,461	2,546,256
United Natural Foods, Inc.[1,2]	27,738	1,298,138
Total Food & Staples Retailing		5,411,013

Food, Beverage & Tobacco—3.1%
Boston Beer Co., Inc. (The), Class A1,2	867	148,283
Dean Foods Co.[1]	64,977	1,175,434
Flowers Foods, Inc.	30,398	569,962
Hain Celestial Group, Inc. (The)[2]	8,494	422,577
Ingredion, Inc.	7,022	908,717
Lancaster Colony Corp.[1]	1,427	182,099
Post Holdings, Inc.[1,2]	9,799	810,279
Snyder’s-Lance, Inc.[1]	7,772	263,393
Tootsie Roll Industries, Inc.[1]	2,118	81,607
TreeHouse Foods, Inc.[1,2]	5,631	578,022
WhiteWave Foods Co. (The)[2]	12,724	597,265
Total Food, Beverage & Tobacco		5,737,638

Health Care Equipment & Services—8.2%
ABIOMED, Inc.[1,2]	442	48,306
Align Technology, Inc.[2]	1,641	132,183
Allscripts Healthcare
Solutions, Inc.[1,2]	15,224	193,345
Amsurg Corp.[1,2]	5,213	404,216
Community Health Systems, Inc.[1,2]	197,214	2,376,429
Cooper Cos., Inc. (The)	1,609	276,056
Halyard Health, Inc.[2]	6,871	223,445
Hill-Rom Holdings, Inc.	6,797	342,909
IDEXX Laboratories, Inc.[2]	2,694	250,165
LifePoint Hospitals, Inc.[2]	11,802	771,497
LivaNova PLC[1,2]	1,494	75,044
MEDNAX, Inc.[1,2]	6,035	437,115
Molina Healthcare, Inc.[1,2]	42,174	2,104,483
Owens & Minor, Inc.	38,567	1,441,634
ResMed, Inc.	4,340	274,418
STERIS PLC	4,722	324,637
Teleflex, Inc.[1]	1,553	275,362
Tenet Healthcare Corp.[1,2]	96,076	2,655,541
VCA, Inc.[2]	4,926	333,047
WellCare Health Plans, Inc.[2]	19,509	2,092,925
West Pharmaceutical Services, Inc.	2,729	207,076
Total Health Care Equipment & Services		15,239,833

Household & Personal Products—0.8%
Avon Products, Inc.	222,884	842,501
Edgewell Personal Care Co.[2]	4,872	411,246
Energizer Holdings, Inc.	4,914	253,022
Total Household & Personal Products		1,506,769

Insurance—6.0%
Alleghany Corp.[2]	1,463	804,036
American Financial Group, Inc.	12,577	929,818
Aspen Insurance Holdings Ltd.	8,535	395,853
Brown & Brown, Inc.	6,801	254,833
CNO Financial Group, Inc.	28,456	496,842
Endurance Specialty Holdings Ltd.	4,807	322,838
Everest Re Group Ltd.	4,653	849,963

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER MID CAP REVENUE ETF

June 30, 2016

	Shares	Value
Insurance (continued)
First American Financial Corp.	20,439	$822,057
Genworth Financial, Inc., Class A2	338,534	873,418
Hanover Insurance Group, Inc. (The)	8,576	725,701
Kemper Corp.[1]	11,116	344,374
Mercury General Corp.	8,581	456,166
Old Republic International Corp.	45,515	877,984
Primerica, Inc.[1]	3,602	206,178
Reinsurance Group of America, Inc.	15,642	1,517,118
RenaissanceRe Holdings Ltd.	2,039	239,460
W.R. Berkley Corp.	19,014	1,139,319
Total Insurance		11,255,958

Materials—8.1%
Allegheny Technologies, Inc.[1]	35,117	447,742
AptarGroup, Inc.[1]	4,420	349,755
Ashland, Inc.[1]	6,359	729,822
Bemis Co., Inc.	11,613	597,953
Cabot Corp.	7,878	359,710
Carpenter Technology Corp.[1]	8,112	267,128
Commercial Metals Co.	41,504	701,418
Compass Minerals International, Inc.	1,940	143,929
Domtar Corp.	19,819	693,863
Eagle Materials, Inc.	2,052	158,312
Greif, Inc., Class A	13,831	515,481
Louisiana-Pacific Corp.[2]	15,855	275,084
Minerals Technologies, Inc.	4,438	252,078
NewMarket Corp.	755	312,857
Olin Corp.[1]	22,744	564,961
Packaging Corp. of America[1]	12,316	824,310
PolyOne Corp.	12,888	454,173
Reliance Steel & Aluminum Co.	17,045	1,310,761
Royal Gold, Inc.	748	53,871
RPM International, Inc.	13,680	683,316
Scotts Miracle-Gro Co., (The), Class A	5,110	357,240
Sensient Technologies Corp.	2,855	202,819
Silgan Holdings, Inc.[1]	10,748	553,092
Sonoco Products Co.	15,418	765,658
Steel Dynamics, Inc.	40,314	987,693
United States Steel Corp.[1]	88,376	1,490,019
Valspar Corp. (The)	5,748	620,956
Worthington Industries, Inc.[1]	10,750	454,725
Total Materials		15,128,726

Media—1.8%
AMC Networks, Inc., Class A2	6,222	375,933
Cable One, Inc.	240	122,738
Cinemark Holdings, Inc.	12,514	456,260
DreamWorks Animation SKG, Inc.,
Class A2	3,417	139,653
John Wiley & Sons, Inc., Class A	4,726	246,603
Live Nation Entertainment, Inc.[2]	44,145	1,037,408
Meredith Corp.	4,597	238,630
New York Times Co., (The), Class A	19,061	230,638
Time, Inc.[1]	26,201	431,269
Total Media		3,279,132

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—1.0%
Akorn, Inc.[1,2]	4,879	$138,978
Bio-Rad Laboratories, Inc., Class A2	1,992	284,896
Bio-Techne Corp.	622	70,143
Catalent, Inc.[1,2]	11,220	257,948
Charles River Laboratories
International, Inc.[2]	2,392	197,196
Mettler-Toledo International, Inc.[2]	920	335,726
PARAXEL International Corp.[2]	4,954	311,508
Prestige Brands Holdings, Inc.[2]	2,232	123,653
United Therapeutics Corp.[1,2]	1,917	203,049
Total Pharmaceuticals, Biotechnology
& Life Sciences		1,923,097

Real Estate—2.6%
Alexander & Baldwin, Inc.[1]	2,012	72,714
Alexandria Real Estate Equities, Inc.	1,302	134,783
American Campus Communities, Inc.	2,357	124,614
Camden Property Trust	1,631	144,213
Care Capital Properties, Inc.	1,860	48,750
Communications Sales & Leasing, Inc.	4,889	141,292
Corporate Office Properties Trust	3,241	95,836
Corrections Corp. of America	7,753	271,510
DCT Industrial Trust, Inc.	1,167	56,063
Douglas Emmett, Inc.	2,814	99,953
Duke Realty Corp.[1]	5,529	147,403
Education Realty Trust, Inc.	988	45,586
EPR Properties	879	70,918
Equity One, Inc.	1,809	58,214
First Industrial Realty Trust, Inc.	1,612	44,846
Healthcare Realty Trust, Inc.	1,727	60,428
Highwoods Properties, Inc.	1,927	101,746
Hospitality Properties Trust	10,834	312,019
Jones Lang LaSalle, Inc.	7,262	707,682
Kilroy Realty Corp.	1,347	89,293
Lamar Advertising Co., Class A	3,150	208,845
LaSalle Hotel Properties	7,636	180,057
Liberty Property Trust	3,021	119,994
Mack-Cali Realty Corp.	3,190	86,130
Medical Properties Trust, Inc.[1]	3,696	56,216
Mid-America Apartment
Communities, Inc.	1,532	163,005
National Retail Properties, Inc.	1,529	79,080
Omega Healthcare Investors, Inc.[1]	3,627	123,137
Post Properties, Inc.	981	59,890
Potlatch Corp.	2,423	82,624
Rayonier, Inc.[1]	3,050	80,032
Regency Centers Corp.	1,131	94,699
Senior Housing Properties Trust	7,837	163,245
Sovran Self Storage, Inc.	493	51,725
Tanger Factory Outlet Centers, Inc.[1]	1,820	73,128
Taubman Centers, Inc.	1,182	87,704
Urban Edge Properties	1,702	50,822
Weingarten Realty Investors	2,089	85,273
WP GLIMCHER, Inc.	12,265	137,245
Total Real Estate		4,810,714

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER MID CAP REVENUE ETF

June 30, 2016

	Shares	Value
Retailing—8.3%
Aaron’s, Inc.	18,815	$411,860
Abercrombie & Fitch Co., Class A	26,472	471,466
American Eagle Outfitters, Inc.	32,350	515,336
Ascena Retail Group, Inc.[2]	109,520	765,545
Big Lots, Inc.	14,618	732,508
Cabela’s, Inc.[1,2]	11,922	596,815
Chico’s FAS, Inc.	34,098	365,190
CST Brands, Inc.	36,765	1,583,836
Dick’s Sporting Goods, Inc.	25,473	1,147,813
GameStop Corp., Class A1	48,863	1,298,779
Guess?, Inc.[1]	20,297	305,470
HSN, Inc.	10,584	517,875
JC Penney Co., Inc.[1,2]	214,510	1,904,849
Murphy USA, Inc.[2]	20,814	1,543,566
Office Depot, Inc.[2]	582,244	1,927,228
Pool Corp.	3,905	367,187
Restoration Hardware Holdings, Inc.[1,2]	8,614	247,050
Williams-Sonoma, Inc.[1]	13,188	687,490
Total Retailing		15,389,863

Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc.[1,2]	122,742	630,894
Cree, Inc.[1,2]	9,529	232,889
Cypress Semiconductor Corp.	25,702	271,156
Fairchild Semiconductor
International, Inc.[2]	9,830	195,125
Integrated Device Technology, Inc.[2]	4,213	84,808
Intersil Corp., Class A	5,415	73,319
Microsemi Corp.[2]	5,498	179,674
Silicon Laboratories, Inc.[2]	1,859	90,608
Synaptics, Inc.[1,2]	4,157	223,439
Teradyne, Inc.	10,946	215,527
Total Semiconductors &
Semiconductor Equipment		2,197,439

Software & Services—4.3%
ACI Worldwide, Inc.[2]	7,091	138,345
Acxiom Corp.[2]	5,727	125,937
ANSYS, Inc.[2]	1,570	142,478
Broadridge Financial Solutions, Inc.	6,569	428,299
Cadence Design Systems, Inc.[2]	10,027	243,656
CDK Global, Inc.	5,431	301,366
CommVault Systems, Inc.[2]	1,871	80,808
Computer Sciences Corp.	26,108	1,296,262
comScore, Inc.[2]	1,697	40,524
Convergys Corp.[1]	15,411	385,275
CoreLogic, Inc.[2]	6,170	237,422
DST Systems, Inc.	3,529	410,881
Fair Isaac Corp.	1,107	125,102
Fortinet, Inc.[2]	4,505	142,313
Gartner, Inc.[2]	3,234	315,024
j2 Global, Inc.	1,615	102,020
Jack Henry & Associates, Inc.	2,278	198,801
Leidos Holdings, Inc.	15,105	723,076
Manhattan Associates, Inc.[2]	1,237	79,329
MAXIMUS, Inc.[1]	6,052	335,099
Mentor Graphics Corp.	7,869	167,295

	Shares	Value
NeuStar, Inc., Class A1,2	6,784	$159,492
PTC, Inc.[2]	4,696	176,476
Rackspace Hosting, Inc.[1,2]	12,108	252,573
Science Applications
International Corp.	10,658	621,894
Synopsys, Inc.[1,2]	6,244	337,676
Tyler Technologies, Inc.[1,2]	589	98,192
Ultimate Software Group, Inc. (The)[2]	472	99,257
WebMD Health Corp.[1,2]	1,481	86,061
WEX, Inc.[1,2]	1,318	116,867
Total Software & Services		7,967,800

Technology Hardware & Equipment—15.1%
3D Systems Corp.[1,2]	7,036	96,323
ARRIS International PLC[2]	32,070	672,187
Arrow Electronics, Inc.[2]	54,583	3,378,688
Avnet, Inc.[1]	95,235	3,857,970
Belden, Inc.	5,427	327,628
Brocade Communications
Systems, Inc.	36,885	338,604
Ciena Corp.[2]	16,979	318,356
Cognex Corp.	1,445	62,279
Diebold, Inc.	14,179	352,065
FEI Co.	1,331	142,257
Ingram Micro, Inc., Class A	179,384	6,238,976
InterDigital, Inc.	1,091	60,747
IPG Photonics Corp.[2]	1,540	123,200
Jabil Circuit, Inc.[1]	144,306	2,665,332
Keysight Technologies, Inc.[2]	13,564	394,577
Knowles Corp.[1,2]	9,529	130,357
Lexmark International, Inc., Class A	13,741	518,723
National Instruments Corp.	6,370	174,538
NCR Corp.[2]	30,074	835,155
NetScout Systems, Inc.[2]	5,764	128,249
Plantronics, Inc.	2,800	123,200
Polycom, Inc.[2]	14,966	168,368
SYNNEX Corp.	20,653	1,958,317
Tech Data Corp.[1,2]	48,264	3,467,768
Trimble Navigation Ltd.[2]	12,765	310,955
VeriFone Systems, Inc.[2]	14,278	264,714
ViaSat, Inc.[1,2]	2,854	203,776
Vishay Intertechnology, Inc.[1]	25,323	313,752
Zebra Technologies Corp., Class A1,2	9,684	485,168
Total Technology Hardware
& Equipment		28,112,229

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	26,319	780,621

Transportation—1.4%
Genesee & Wyoming, Inc., Class A1,2	4,765	280,897
JetBlue Airways Corp.[2]	54,414	901,096
Kirby Corp.[1,2]	4,096	255,549
Landstar System, Inc.[1]	7,089	486,731
Old Dominion Freight Line, Inc.[2]	7,006	422,532
Werner Enterprises, Inc.	12,100	277,937
Total Transportation		2,624,742

SCHEDULE OF INVESTMENTS — concluded
OPPENHEIMER MID CAP REVENUE ETF

June 30, 2016

	Shares	Value
Utilities—3.8%
Aqua America, Inc.[1]	3,535	$126,058
Atmos Energy Corp.	6,610	537,525
Black Hills Corp.	3,079	194,100
Great Plains Energy, Inc.	12,566	382,006
Hawaiian Electric Industries, Inc.	11,059	362,625
IDACORP, Inc.	2,508	204,026
MDU Resources Group, Inc.[1]	26,310	631,440
National Fuel Gas Co.	3,836	218,192
New Jersey Resources Corp.	7,673	295,794
OGE Energy Corp.	10,040	328,810
ONE Gas, Inc.	3,274	218,016
PNM Resources, Inc.	6,065	214,944
Questar Corp.	6,792	172,313
Southwest Gas Corp.	6,261	492,803
Talen Energy Corp.[2]	49,991	677,378
UGI Corp.	19,308	873,687
Vectren Corp.	6,621	348,728
Westar Energy, Inc.	6,412	359,649
WGL Holdings, Inc.	5,074	359,188
Total Utilities		6,997,282

Total Common Stocks
(Cost $182,412,184)		185,572,518

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—10.0%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[3]
(Cost $18,689,114)	18,689,114	18,689,114

Total Investments—109.7%
(Cost $201,101,298)		204,261,632
Liabilities in Excess of Other Assets—(9.7)%		(18,009,596)
Net Assets—100.0%		$186,252,036

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $44,937,714; total value of the collateral held by the fund was $45,355,408. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,666,294 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
OPPENHEIMER SMALL CAP REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.6%
American Axle & Manufacturing
Holdings, Inc.[1,2]	114,268	$1,654,601
Dorman Products, Inc.[1,2]	7,125	407,550
Drew Industries, Inc.	8,812	747,610
Gentherm, Inc.[1,2]	10,711	366,852
Motorcar Parts of America, Inc.[2]	6,120	166,341
Standard Motor Products, Inc.[1]	12,261	487,742
Superior Industries International, Inc.	12,958	347,015
Winnebago Industries, Inc.	20,117	461,082
Total Automobiles & Components		4,638,793

Banks—2.8%
Ameris Bancorp	4,172	123,908
Astoria Financial Corp.[1]	12,472	191,196
Banc of California, Inc.	10,930	197,833
Bank Mutual Corp.	5,707	43,830
Banner Corp.	3,861	164,247
BBCN Bancorp, Inc.	9,353	139,547
BofI Holding, Inc.[1,2]	7,436	131,692
Boston Private Financial
Holdings, Inc.	13,511	159,160
Brookline Bancorp, Inc.	8,778	96,821
Cardinal Financial Corp.	3,514	77,097
Central Pacific Financial Corp.	4,007	94,565
City Holding Co.	1,702	77,390
Columbia Banking System, Inc.	6,445	180,847
Community Bank System, Inc.	4,442	182,522
Customers Bancorp, Inc.[1,2]	3,819	95,972
CVB Financial Corp.	8,066	132,202
Dime Community Bancshares	5,604	95,324
First BanCorp[2]	47,695	189,349
First Commonwealth Financial Corp.	11,677	107,428
First Financial Bancorp	7,641	148,617
First Financial Bankshares, Inc.[1]	4,080	133,783
First Midwest Bancorp, Inc.	11,259	197,708
First NBC Bank Holding Co.[2]	2,533	42,529
Glacier Bancorp, Inc.	6,956	184,891
Great Western Bancorp, Inc.	5,130	161,800
Hanmi Financial Corp.	4,120	96,779
Home BancShares, Inc.	9,105	180,188
Independent Bank Corp.	2,894	132,256
LegacyTexas Financial Group, Inc.	4,608	124,001
LendingTree, Inc.[1,2]	1,616	142,741
MB Financial, Inc.	10,274	372,741
NBT Bancorp, Inc.[1]	5,840	167,199
Northfield Bancorp, Inc.	2,977	44,149
Northwest Bancshares, Inc.	10,935	162,166
OFG Bancorp	13,975	115,993
Old National Bancorp	21,253	266,300
Opus Bank[1]	2,690	90,922
Oritani Financial Corp.	4,276	68,373
Pinnacle Financial Partners, Inc.[1]	3,295	160,961
Provident Financial Services, Inc.	7,240	142,194
S&T Bancorp, Inc.	4,280	104,646
ServisFirst Bancshares, Inc.	1,537	75,912
Simmons First National Corp.,
Class A	3,954	182,616

	Shares	Value
Southside Bancshares, Inc.	2,661	$82,278
Sterling Bancorp[1]	11,426	179,388
Talmer Bancorp, Inc., Class A	7,396	141,781
Texas Capital Bancshares, Inc.[1,2]	5,295	247,594
Tompkins Financial Corp.	1,712	111,280
TrustCo Bank Corp.[1]	11,679	74,862
UMB Financial Corp.	7,368	392,051
United Bankshares, Inc.	5,440	204,054
United Community Banks, Inc.	8,582	156,965
Walker & Dunlop, Inc.[2]	8,382	190,942
Westamerica Bancorporation[1]	1,757	86,550
Wilshire Bancorp, Inc.	8,158	85,006
Wintrust Financial Corp.	8,049	410,499
Total Banks		8,343,645

Capital Goods—12.7%
AAON, Inc.	6,406	176,229
AAR Corp.	32,079	748,724
Actuant Corp., Class A1	21,143	478,043
Aegion Corp.[2]	30,727	599,484
Aerojet Rocketdyne
Holdings, Inc.[1,2]	46,177	844,115
Aerovironment, Inc.[2]	4,048	112,534
Alamo Group, Inc.[1]	6,863	452,752
Albany International Corp.,
Class A	8,242	329,103
American Science &
Engineering, Inc.	1,541	57,649
American Woodmark Corp.[2]	6,721	446,140
Apogee Enterprises, Inc.	10,279	476,432
Applied Industrial Technologies, Inc.	26,444	1,193,682
Astec Industries, Inc.[1]	8,435	473,625
AZZ, Inc.	7,189	431,196
Barnes Group, Inc.	16,547	548,037
Briggs & Stratton Corp.	42,653	903,390
Chart Industries, Inc.[2]	17,131	413,371
CIRCOR International, Inc.	5,232	298,172
Comfort Systems USA, Inc.	23,555	767,186
Cubic Corp.	16,466	661,275
DXP Enterprises, Inc.[1,2]	38,346	572,506
Dycom Industries, Inc.[2]	12,746	1,144,081
Encore Wire Corp.	11,935	444,937
EnerSys	16,695	992,852
Engility Holdings, Inc.[2]	45,827	967,866
EnPro Industries, Inc.	11,648	517,055
ESCO Technologies, Inc.	6,521	260,449
Federal Signal Corp.	25,545	329,020
Franklin Electric Co., Inc.	13,005	429,815
General Cable Corp.	133,845	1,701,170
Gibraltar Industries, Inc.[2]	16,841	531,670
Greenbrier Cos., Inc. (The)[1]	46,874	1,365,440
Griffon Corp.	56,355	950,145
Harsco Corp.	109,852	729,417
Hillenbrand, Inc.	23,700	711,948
John Bean Technologies Corp.	9,018	552,082
Kaman Corp.	19,866	844,702
Lindsay Corp.[1]	3,423	232,285
Lydall, Inc.[2]	6,460	249,098
Mercury Systems, Inc.[2]	5,618	139,663

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF

June 30, 2016

	Shares	Value
Capital Goods (continued)
Moog, Inc., Class A2	21,529	$1,160,844
Mueller Industries, Inc.	30,495	972,181
MYR Group, Inc.[2]	20,768	500,093
National Presto Industries, Inc.	2,466	232,667
Orion Group Holdings, Inc.[2]	47,492	252,182
PGT, Inc.[2]	16,839	173,442
Powell Industries, Inc.[1]	8,235	323,965
Proto Labs, Inc.[1,2]	2,001	115,178
Quanex Building Products Corp.	17,731	329,619
Simpson Manufacturing Co., Inc.	9,913	396,223
SPX Corp.[2]	37,370	554,944
SPX FLOW, Inc.[2]	38,031	991,468
Standex International Corp.	4,154	343,245
TASER International, Inc.[1,2]	4,293	106,810
Tennant Co.	6,994	376,767
Titan International, Inc.	85,316	528,959
Trex Co., Inc.[2]	4,910	220,557
Universal Forest Products, Inc.	16,211	1,502,598
Veritiv Corp.[1,2]	99,850	3,752,363
Vicor Corp.[2]	9,000	90,630
Watts Water Technologies, Inc.,
Class A1	12,080	703,781
Total Capital Goods		37,705,856

Commercial & Professional Services—7.0%
ABM Industries, Inc.	71,867	2,621,708
Brady Corp., Class A	16,824	514,141
Brink’s Co. (The)	48,259	1,374,899
CDI Corp.	67,906	414,227
Essendant, Inc.	80,780	2,468,637
Exponent, Inc.	2,571	150,172
G&K Services, Inc., Class A	6,064	464,320
Healthcare Services Group, Inc.	17,723	733,378
Heidrick & Struggles
International, Inc.	13,857	233,906
Insperity, Inc.	17,563	1,356,391
Interface, Inc.	27,817	424,209
Kelly Services, Inc., Class A	135,358	2,567,741
Korn/Ferry International	18,544	383,861
Matthews International Corp.,
Class A1	12,615	701,899
Mobile Mini, Inc.	6,913	239,466
Multi-Color Corp.[1]	6,764	428,838
Navigant Consulting, Inc.[2]	25,322	408,950
On Assignment, Inc.[2]	28,058	1,036,743
Resources Connection, Inc.	18,399	271,937
Team, Inc.[2]	16,055	398,646
Tetra Tech, Inc.	27,251	837,832
TrueBlue, Inc.[2]	65,987	1,248,474
UniFirst Corp.	6,056	700,800
US Ecology, Inc.[1]	5,305	243,765
Viad Corp.	16,054	497,674
WageWorks, Inc.[2]	2,726	163,042
Total Commercial &
Professional Services		20,885,656

	Shares	Value
Consumer Durables & Apparel—4.3%
Arctic Cat, Inc.[1]	17,885	$304,045
Callaway Golf Co.	38,736	395,494
Cavco Industries, Inc.[2]	3,316	310,709
Crocs, Inc.[2]	51,004	575,325
Ethan Allen Interiors, Inc.	11,207	370,279
G-III Apparel Group Ltd.[1,2]	25,610	1,170,889
Iconix Brand Group, Inc.[1,2]	22,640	153,046
Installed Building Products, Inc.[1,2]	9,897	359,162
iRobot Corp.[1,2]	8,120	284,850
La-Z-Boy, Inc.	26,471	736,423
M/I Homes, Inc.[1,2]	36,667	690,440
M.D.C. Holdings, Inc.	38,724	942,542
Meritage Homes Corp.[1,2]	33,732	1,266,299
Movado Group, Inc.	13,717	297,385
Oxford Industries, Inc.	7,279	412,137
Perry Ellis International, Inc.[2]	20,883	420,166
Steven Madden Ltd.[1,2]	19,555	668,390
Sturm Ruger & Co., Inc.[1]	4,556	291,630
TopBuild Corp.[2]	21,548	780,038
Tumi Holdings, Inc.[2]	10,035	268,336
Unifi, Inc.[2]	11,979	326,188
Universal Electronics, Inc.[2]	4,479	323,742
Vera Bradley, Inc.[2]	15,651	221,775
Wolverine World Wide, Inc.	63,008	1,280,323
Total Consumer Durables & Apparel		12,849,613

Consumer Services—3.5%
American Public Education, Inc.[2]	5,682	159,664
Belmond Ltd., Class A2	27,513	272,379
Biglari Holdings, Inc.[2]	993	400,517
BJ’s Restaurants, Inc.[2]	9,584	420,067
Bob Evans Farms, Inc.	14,258	541,091
Boyd Gaming Corp.[1,2]	54,891	1,009,994
Capella Education Co.	3,936	207,191
Career Education Corp.[2]	70,605	420,100
Chuy’s Holdings, Inc.[1,2]	4,057	140,413
DineEquity, Inc.	3,849	326,318
Interval Leisure Group, Inc.	22,397	356,112
Krispy Kreme Doughnuts, Inc.[2]	11,919	249,822
Marcus Corp. (The)	10,782	227,500
Marriott Vacations Worldwide Corp.[1]	9,957	681,955
Monarch Casino & Resort, Inc.[2]	4,535	99,634
Papa John’s International, Inc.	12,113	823,684
Popeyes Louisiana Kitchen, Inc.[2]	2,103	114,908
Red Robin Gourmet Burgers, Inc.[1,2]	11,271	534,584
Regis Corp.[2]	66,594	829,095
Ruby Tuesday, Inc.[1,2]	130,434	470,867
Ruth’s Hospitality Group, Inc.	10,768	171,750
Scientific Games Corp., Class A1,2	130,283	1,197,301
Sonic Corp.[1]	10,049	271,825
Strayer Education, Inc.[2]	4,371	214,747
Universal Technical Institute, Inc.	51,923	117,346
Total Consumer Services		10,258,864

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF

June 30, 2016

	Shares	Value
Diversified Financials—1.9%
Calamos Asset Management, Inc.,
Class A1	14,273	$104,336
Cash America International, Inc.	12,776	544,513
Encore Capital Group, Inc.[1,2]	22,294	524,578
Enova International, Inc.[2]	37,849	278,569
Evercore Partners, Inc., Class A	11,625	513,709
EZCORP, Inc., Class A1,2	56,335	425,892
Financial Engines, Inc.[1]	5,830	150,822
First Cash Financial Services, Inc.[1]	7,325	375,992
Green Dot Corp., Class A2	14,896	342,459
Greenhill & Co., Inc.	6,332	101,945
Interactive Brokers Group, Inc.,
Class A1	17,219	609,553
INTL. FCStone, Inc.[2]	11,267	307,476
Investment Technology Group, Inc.	16,133	269,744
Piper Jaffray Cos.[2]	7,736	291,647
PRA Group, Inc.[1,2]	16,825	406,155
Virtus Investment Partners, Inc.[1]	2,126	151,329
World Acceptance Corp.[2]	6,372	290,563
Total Diversified Financials		5,689,282

Energy—3.1%
Archrock, Inc.	27,212	256,337
Atwood Oceanics, Inc.[1]	49,639	621,480
Basic Energy Services, Inc.[1,2]	150,320	252,538
Bill Barrett Corp.[1,2]	10,045	64,188
Bonanza Creek Energy, Inc.[1,2]	43,579	87,594
Bristow Group, Inc.[1]	46,680	532,619
CARBO Ceramics, Inc.	8,175	107,093
Carrizo Oil & Gas, Inc.[1,2]	4,911	176,059
Cloud Peak Energy, Inc.[1,2]	218,337	449,774
Contango Oil & Gas Co.[2]	4,185	51,224
Era Group, Inc.[2]	11,913	111,982
Exterran Corp.[2]	64,827	833,027
Geospace Technologies Corp.[1,2]	1,617	26,470
Green Plains, Inc.	71,295	1,405,937
Gulf Island Fabrication, Inc.	19,376	134,470
GulfMark Offshore, Inc., Class A1,2	25,073	78,479
Helix Energy Solutions Group, Inc.[2]	32,696	221,025
Hornbeck Offshore Services, Inc.[1,2]	20,625	172,013
Matrix Service Co.[2]	36,772	606,370
Newpark Resources, Inc.[2]	52,932	306,476
Northern Oil and Gas, Inc.[1,2]	18,119	83,710
PDC Energy, Inc.[1,2]	3,221	185,562
Pioneer Energy Services Corp.[2]	47,214	217,184
REX American Resources Corp.[1,2]	3,517	210,422
SEACOR Holdings, Inc.[1,2]	7,780	450,851
Synergy Resources Corp.[2]	7,538	50,203
Tesco Corp.	13,674	91,479
TETRA Technologies, Inc.[2]	77,956	496,580
Tidewater, Inc.[1]	83,793	369,527
U.S. Silica Holdings, Inc.	8,058	277,759
Unit Corp.[2]	22,316	347,237
Total Energy		9,275,669

	Shares	Value
Food & Staples Retailing—2.0%
Andersons, Inc. (The)	57,843	$2,055,740
SpartanNash Co.	124,614	3,810,696
Total Food & Staples Retailing		5,866,436

Food, Beverage & Tobacco—2.4%
B&G Foods, Inc.	10,232	493,182
Calavo Growers, Inc.[1]	6,398	428,666
Cal-Maine Foods, Inc.[1]	23,135	1,025,343
Darling Ingredients, Inc.[2]	103,994	1,549,511
J&J Snack Foods Corp.	4,408	525,742
Sanderson Farms, Inc.[1]	16,469	1,426,874
Seneca Foods Corp., Class A2	18,862	682,993
Universal Corp.	18,398	1,062,301
Total Food, Beverage & Tobacco		7,194,612

Health Care Equipment & Services—8.2%
Abaxis, Inc.	2,278	107,590
Aceto Corp.	12,056	263,906
Adeptus Health, Inc., Class A1,2	3,330	172,028
Air Methods Corp.[1,2]	14,698	526,629
Almost Family, Inc.[2]	6,000	255,660
Amedisys, Inc.[2]	11,703	590,767
AMN Healthcare Services, Inc.[1,2]	18,806	751,676
Analogic Corp.[1]	2,982	236,890
AngioDynamics, Inc.[2]	12,675	182,140
Anika Therapeutics, Inc.[2]	986	52,899
Cantel Medical Corp.	3,940	270,796
Chemed Corp.	5,595	762,655
Computer Programs & Systems, Inc.[1]	2,449	97,764
CONMED Corp.	8,157	389,334
CorVel Corp.[2]	5,013	216,461
Cross Country Healthcare, Inc.[2]	26,128	363,702
CryoLife, Inc.	6,232	73,600
Cynosure, Inc., Class A2	3,293	160,188
Diplomat Pharmacy, Inc.[1,2]	50,895	1,781,325
Ensign Group, Inc. (The)	32,137	675,198
ExamWorks Group, Inc.[2]	11,799	411,195
Greatbatch, Inc.[2]	11,701	361,912
Haemonetics Corp.[2]	14,774	428,298
HealthEquity, Inc.[1,2]	2,108	64,052
HealthStream, Inc.[2]	3,927	104,144
Healthways, Inc.[2]	29,591	341,776
HMS Holdings Corp.[2]	12,921	227,539
ICU Medical, Inc.[2]	1,555	175,326
Inogen, Inc.[1,2]	1,609	80,627
Integra LifeSciences
Holdings Corp.[1,2]	5,649	450,677
Invacare Corp.	47,226	572,851
Kindred Healthcare, Inc.[1]	281,942	3,183,125
Landauer, Inc.	1,791	73,718
LHC Group, Inc.[2]	9,200	398,176
Magellan Health, Inc.[2]	33,817	2,224,144
Masimo Corp.[2]	5,788	303,957
Medidata Solutions, Inc.[1,2]	4,103	192,308
Meridian Bioscience, Inc.	4,710	91,845
Merit Medical Systems, Inc.[2]	13,457	266,852
Natus Medical, Inc.[1,2]	5,140	194,292
Neogen Corp.[1,2]	2,820	158,625
NuVasive, Inc.[2]	6,783	405,081

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF

June 30, 2016

	Shares	Value
Health Care Equipment & Services (continued)
Omnicell, Inc.[1,2]	7,647	$261,757
PharMerica Corp.[2]	36,376	897,032
Providence Service Corp. (The)[2]	17,104	767,628
Quality Systems, Inc.	19,253	229,303
Quorum Health Corp.[2]	88,226	944,901
Select Medical Holdings Corp.[2]	149,509	1,625,163
Surgical Care Affiliates, Inc.[2]	11,120	530,090
SurModics, Inc.[2]	1,355	31,815
US Physical Therapy, Inc.	2,697	162,386
Vascular Solutions, Inc.[2]	1,830	76,238
Zeltiq Aesthetics, Inc.[1,2]	4,346	118,776
Total Health Care Equipment & Services		24,286,817

Household & Personal Products—0.5%
Central Garden & Pet Co.[1,2]	21,333	487,033
Central Garden & Pet Co., Class A2	21,941	476,339
Inter Parfums, Inc.	7,432	212,332
Medifast, Inc.	3,982	132,481
WD-40 Co.[1]	1,584	186,041
Total Household & Personal Products		1,494,226

Insurance—2.5%
American Equity Investment
Life Holding Co.	44,572	635,151
AMERISAFE, Inc.	3,016	184,639
eHealth, Inc.[2]	7,173	100,565
Employers Holdings, Inc.	12,433	360,806
HCI Group, Inc.[1]	4,158	113,430
Horace Mann Educators Corp.	15,210	513,946
Infinity Property & Casualty Corp.[1]	9,080	732,393
Navigators Group, Inc. (The)	5,611	516,044
ProAssurance Corp.	7,022	376,028
RLI Corp.	5,763	396,379
Safety Insurance Group, Inc.	6,424	395,590
Selective Insurance Group, Inc.	27,851	1,064,187
Stewart Information Services Corp.	25,518	1,056,700
United Fire Group, Inc.	12,298	521,804
United Insurance Holdings Corp.	10,499	171,974
Universal Insurance Holdings, Inc.	15,094	280,447
Total Insurance		7,420,083

Materials—8.1%
A. Schulman, Inc.	47,431	1,158,265
AK Steel Holding Corp.[1,2]	585,894	2,730,266
American Vanguard Corp.	9,344	141,188
Balchem Corp.[1]	4,191	249,993
Boise Cascade Co.[2]	77,772	1,784,867
Calgon Carbon Corp.	16,103	211,754
Century Aluminum Co.[1,2]	111,622	706,567
Chemours Co. (The)[1]	329,382	2,714,108
Clearwater Paper Corp.[2]	13,289	868,702
Deltic Timber Corp.	1,419	95,257
Flotek Industries, Inc.[1,2]	11,997	158,360
FutureFuel Corp.	12,862	139,939
H.B. Fuller Co.	20,829	916,268
Hawkins, Inc.	4,064	176,418
Haynes International, Inc.	6,548	210,060
Headwaters, Inc.[2]	24,375	437,287
Ingevity Corp.[1,2]	13,546	461,106
Innophos Holdings, Inc.	9,272	391,371

	Shares	Value
Innospec, Inc.	9,170	$421,728
Intrepid Potash, Inc.[2]	71,679	103,218
Kaiser Aluminum Corp.	7,319	661,711
KapStone Paper and
Packaging Corp.	85,840	1,116,778
Koppers Holdings, Inc.[2]	25,917	796,429
Kraton Performance Polymers, Inc.[2]	19,750	551,617
LSB Industries, Inc.[1,2]	21,597	260,892
Materion Corp.	18,677	462,443
Myers Industries, Inc.	18,214	262,282
Neenah Paper, Inc.	6,064	438,852
Olympic Steel, Inc.	19,976	545,545
PH Glatfelter Co.	36,392	711,827
Quaker Chemical Corp.	3,858	344,134
Rayonier Advanced Materials, Inc.	33,052	449,177
Schweitzer-Mauduit International, Inc.	10,951	386,351
Stepan Co.	14,005	833,718
Stillwater Mining Co.[1,2]	29,117	345,328
SunCoke Energy, Inc.	96,487	561,554
TimkenSteel Corp.[1]	43,408	417,585
Tredegar Corp.	24,865	400,824
US Concrete, Inc.[1,2]	7,902	481,311
Total Materials		24,105,080

Media—1.0%
E.W. Scripps Co., (The), Class A1,2	22,220	351,965
Gannett Co., Inc.	88,526	1,222,544
Harte-Hanks, Inc.	218,509	347,429
Scholastic Corp.	18,132	718,208
Sizmek, Inc.[2]	33,958	77,764
World Wrestling Entertainment, Inc.,
Class A1	17,529	322,709
Total Media		3,040,619

Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.[2]	8,874	226,331
Albany Molecular Research, Inc.[1,2]	13,700	184,128
AMAG Pharmaceuticals, Inc.[1,2]	9,399	224,824
ANI Pharmaceuticals, Inc.[1,2]	686	38,293
Cambrex Corp.[1,2]	4,113	212,766
Depomed, Inc.[1,2]	9,735	191,001
Emergent BioSolutions, Inc.[2]	6,263	176,116
Enanta Pharmaceuticals, Inc.[1,2]	1,762	38,852
Impax Laboratories, Inc.[2]	13,537	390,136
Lannett Co., Inc.[1,2]	9,694	230,620
Ligand Pharmaceuticals, Inc.[1,2]	363	43,295
Luminex Corp.[2]	5,636	114,016
Medicines Co. (The)[1,2]	3,512	118,109
MiMedx Group, Inc.[1,2]	11,917	95,098
Momenta Pharmaceuticals, Inc.[2]	4,014	43,351
Nektar Therapeutics[1,2]	5,353	76,173
Phibro Animal Health Corp., Class A	18,647	347,953
Repligen Corp.[1,2]	1,739	47,579
Sagent Pharmaceuticals, Inc.[2]	10,130	151,747
SciClone Pharmaceuticals, Inc.[2]	6,356	83,009
Spectrum Pharmaceuticals, Inc.[2]	11,418	75,016
Supernus Pharmaceuticals, Inc.[2]	3,931	80,075
Total Pharmaceuticals, Biotechnology
& Life Sciences		3,188,488

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF

June 30, 2016

	Shares	Value
Real Estate—1.7%
Acadia Realty Trust	3,196	$113,522
Agree Realty Corp.	814	39,267
American Assets Trust, Inc.	3,226	136,911
Capstead Mortgage Corp.	5,776	56,027
CareTrust REIT, Inc.	2,847	39,232
Cedar Realty Trust, Inc.	10,041	74,605
Chesapeake Lodging Trust	12,338	286,859
CoreSite Realty Corp.	2,041	181,016
Cousins Properties, Inc.	17,026	177,070
DiamondRock Hospitality Co.	48,912	441,675
EastGroup Properties, Inc.	1,709	117,784
Forestar Group, Inc.[1,2]	9,608	114,239
Four Corners Property Trust, Inc.	1,448	29,814
Franklin Street Properties Corp.[1]	9,750	119,633
Geo Group, Inc. (The)	27,590	943,026
Getty Realty Corp.	2,624	56,285
Government Properties Income Trust[1]	5,887	135,754
HFF, Inc., Class A	7,698	222,318
Kite Realty Group Trust	6,134	171,936
Lexington Realty Trust	21,398	216,334
LTC Properties, Inc.[1]	1,428	73,870
Parkway Properties, Inc.	12,598	210,765
Pennsylvania Real Estate
Investment Trust[1]	9,481	203,368
PS Business Parks, Inc.	1,776	188,398
RE/MAX Holdings, Inc., Class A	2,021	81,366
Retail Opportunity Investments Corp.	4,740	102,716
Sabra Health Care REIT, Inc.	5,375	110,913
Saul Centers, Inc.	1,766	108,980
Summit Hotel Properties, Inc.[1]	18,746	248,197
Universal Health Realty Income Trust[1]	578	33,050
Urstadt Biddle Properties, Inc.,
Class A	2,434	60,315
Total Real Estate		5,095,245

Retailing—14.4%
Asbury Automotive Group, Inc.[1,2]	55,469	2,925,435
Barnes & Noble Education, Inc.[1,2]	87,287	885,963
Barnes & Noble, Inc.	206,245	2,340,881
Big 5 Sporting Goods Corp.	55,828	517,526
Blue Nile, Inc.	8,765	239,986
Buckle, Inc. (The)[1]	20,848	541,839
Caleres, Inc.	49,373	1,195,320
Cato Corp., (The), Class A	12,644	476,932
Children’s Place, Inc. (The)	11,488	921,108
Core-Mark Holding Co., Inc.	98,746	4,627,238
Express, Inc.[2]	75,466	1,095,012
Finish Line, Inc., (The), Class A	50,910	1,027,873
Five Below, Inc.[1,2]	8,866	411,471
Francesca’s Holdings Corp.[2]	19,600	216,580
Fred’s, Inc., Class A	67,207	1,082,705
FTD Cos., Inc.[2]	20,791	518,943
Genesco, Inc.[2]	22,274	1,432,441
Group 1 Automotive, Inc.[1]	85,523	4,221,415
Haverty Furniture Cos., Inc.	20,656	372,428
Hibbett Sports, Inc.[1,2]	12,866	447,608
Kirkland’s, Inc.[2]	19,049	279,639
Lithia Motors, Inc., Class A1	49,208	3,497,213

	Shares	Value
Lumber Liquidators
Holdings, Inc.[1,2]	31,864	$491,343
MarineMax, Inc.[2]	22,837	387,544
Monro Muffler Brake, Inc.[1]	7,372	468,564
Nutrisystem, Inc.	8,826	223,827
Outerwall, Inc.[1]	25,157	1,056,594
PetMed Express, Inc.	5,975	112,091
Rent-A-Center, Inc.	117,856	1,447,272
Select Comfort Corp.[2]	25,452	544,164
Sonic Automotive, Inc., Class A	264,178	4,520,086
Stage Stores, Inc.[1]	139,680	681,638
Stein Mart, Inc.	89,131	688,091
Tailored Brands, Inc.[1]	108,125	1,368,862
Tuesday Morning Corp.[1,2]	65,206	457,746
Vitamin Shoppe, Inc.[1,2]	19,595	599,019
VOXX International Corp.[2]	99,822	278,503
Zumiez, Inc.[1,2]	25,016	357,979
Total Retailing		42,958,879

Semiconductors & Semiconductor Equipment—1.3%
Advanced Energy Industries, Inc.[2]	5,743	218,004
Brooks Automation, Inc.	22,644	254,066
Cabot Microelectronics Corp.	4,394	186,042
CEVA, Inc.[2]	1,111	30,186
Cirrus Logic, Inc.[1,2]	15,167	588,328
Cohu, Inc.	10,785	117,017
Diodes, Inc.[2]	20,720	389,329
DSP Group, Inc.[2]	6,037	64,052
Exar Corp.[2]	8,638	69,536
Kopin Corp.[2]	6,592	14,634
Kulicke & Soffa Industries, Inc.[2]	21,499	261,643
MKS Instruments, Inc.	8,967	386,119
Monolithic Power Systems, Inc.	2,356	160,962
Nanometrics, Inc.[2]	4,723	98,191
Power Integrations, Inc.	3,205	160,474
Rambus, Inc.[2]	11,624	140,418
Rudolph Technologies, Inc.[2]	7,207	111,925
Semtech Corp.[2]	9,703	231,514
Tessera Technologies, Inc.	3,730	114,287
Ultratech, Inc.[2]	2,986	68,588
Veeco Instruments, Inc.[2]	12,307	203,804
Total Semiconductors &
Semiconductor Equipment		3,869,119

Software & Services—3.8%
Blackbaud, Inc.[1]	4,856	329,722
Blucora, Inc.[2]	19,866	205,812
Bottomline Technologies (de), Inc.[2]	6,508	140,117
CACI International, Inc., Class A2	16,672	1,507,316
Cardtronics, Inc.[1,2]	14,380	572,468
Ciber, Inc.[2]	224,342	336,513
CSG Systems International, Inc.	8,420	339,410
DHI Group, Inc.[2]	17,200	107,156
Ebix, Inc.[1]	2,708	129,713
EPIQ Systems, Inc.	16,969	247,747
Exlservice Holdings, Inc.[2]	5,998	314,355
Forrester Research, Inc.	4,070	150,020
Interactive Intelligence Group, Inc.[2]	4,236	173,634
Liquidity Services, Inc.[2]	21,107	165,479

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF

June 30, 2016

	Shares	Value
Software & Services (continued)
LivePerson, Inc.[1,2]	15,998	$101,427
LogMeIn, Inc.[2]	2,232	141,576
ManTech International Corp.,
Class A	21,313	806,058
MicroStrategy, Inc., Class A2	1,319	230,851
Monotype Imaging Holdings, Inc.	3,973	97,855
Monster Worldwide, Inc.[2]	109,687	262,152
NIC, Inc.	6,866	150,640
Perficient, Inc.[2]	10,618	215,652
Progress Software Corp.[2]	6,929	190,270
Qualys, Inc.[2]	2,595	77,357
QuinStreet, Inc.[2]	36,657	130,132
Rovi Corp.[2]	15,353	240,121
Shutterstock, Inc.[2]	27,460	1,257,668
Stamps.com, Inc.[1,2]	1,303	113,908
Sykes Enterprises, Inc.[2]	20,183	584,500
Synchronoss Technologies, Inc.[1,2]	7,856	250,292
Take-Two Interactive
Software, Inc.[1,2]	17,267	654,765
Tangoe, Inc.[1,2]	13,400	103,448
TeleTech Holdings, Inc.	22,292	604,782
VASCO Data Security
International, Inc.[1,2]	6,212	101,815
Virtusa Corp.[2]	8,327	240,484
XO Group, Inc.[2]	4,017	70,016
Total Software & Services		11,345,231

Technology Hardware & Equipment—8.1%
ADTRAN, Inc.	15,194	283,368
Agilysys, Inc.[1,2]	5,043	52,800
Anixter International, Inc.[1,2]	49,444	2,634,376
Badger Meter, Inc.	2,511	183,378
Bel Fuse, Inc., Class B	14,364	255,392
Benchmark Electronics, Inc.[2]	55,695	1,177,949
Black Box Corp.	34,213	447,506
CalAmp Corp.[1,2]	8,972	132,875
Coherent, Inc.[2]	3,938	361,430
Comtech Telecommunications Corp.	6,190	79,480
Cray, Inc.[1,2]	10,592	316,913
CTS Corp.	9,876	176,978
Daktronics, Inc.	43,369	271,056
Digi International, Inc.[2]	9,074	97,364
DTS, Inc.[2]	2,688	71,098
Electro Scientific Industries, Inc.[2]	12,498	72,988
Electronics For Imaging, Inc.[2]	9,810	422,222
ePlus, Inc.[2]	6,335	518,140
Fabrinet[2]	11,337	420,830
FARO Technologies, Inc.[2]	4,144	140,192
Harmonic, Inc.[1,2]	61,494	175,258
II-VI, Inc.[2]	18,178	341,019
Insight Enterprises, Inc.[2]	92,164	2,396,264
Itron, Inc.[2]	20,430	880,533
Ixia[2]	23,542	231,183
Littelfuse, Inc.	3,553	419,929
Lumentum Holdings, Inc.[2]	16,687	403,825
Methode Electronics, Inc.	13,326	456,149
MTS Systems Corp.	6,055	265,451
NETGEAR, Inc.[2]	13,943	662,850

	Shares	Value
OSI Systems, Inc.[2]	7,828	$455,042
Park Electrochemical Corp.	4,173	60,634
Plexus Corp.[2]	28,320	1,223,424
QLogic Corp.[2]	16,182	238,523
Rofin-Sinar Technologies, Inc.[2]	7,527	240,412
Rogers Corp.[2]	4,683	286,131
Sanmina Corp.[2]	107,319	2,877,222
ScanSource, Inc.[2]	43,755	1,623,748
Super Micro Computer, Inc.[2]	42,297	1,051,081
TTM Technologies, Inc.[2]	141,977	1,069,087
Viavi Solutions, Inc.[2]	92,472	613,089
Total Technology Hardware
& Equipment		24,087,189

Telecommunication Services—2.0%
8x8, Inc.[2]	7,287	106,463
ATN International, Inc.	2,342	182,231
Cincinnati Bell, Inc.[2]	140,824	643,566
Cogent Communications
Holdings, Inc.	4,843	194,011
Consolidated Communications
Holdings, Inc.	14,894	405,712
General Communication, Inc.,
Class A2	31,691	500,718
Inteliquent, Inc.	169,900	3,379,311
Iridium Communications, Inc.[1,2]	23,225	206,238
Lumos Networks Corp.[2]	8,477	102,572
Spok Holdings, Inc.	4,989	95,614
Total Telecommunication Services		5,816,436

Transportation—4.0%
Allegiant Travel Co.	4,057	614,635
ArcBest Corp.	73,430	1,193,237
Atlas Air Worldwide Holdings, Inc.[2]	18,626	771,489
Celadon Group, Inc.	49,362	403,288
Echo Global Logistics, Inc.[1,2]	33,269	745,891
Forward Air Corp.[1]	10,246	456,254
Hawaiian Holdings, Inc.[2]	27,525	1,044,849
Heartland Express, Inc.[1]	18,347	319,054
Hub Group, Inc., Class A1,2	41,383	1,587,866
Knight Transportation, Inc.	20,884	555,097
Marten Transport Ltd.	16,131	319,394
Matson, Inc.	27,986	903,668
Roadrunner Transportation
Systems, Inc.[2]	115,443	861,205
Saia, Inc.[2]	22,042	554,136
SkyWest, Inc.	59,493	1,574,185
Total Transportation		11,904,248

Utilities—1.8%
ALLETE, Inc.	12,018	776,723
American States Water Co.[1]	5,315	232,903
Avista Corp.	16,816	753,357
California Water Service Group[1]	9,182	320,727
El Paso Electric Co.	8,791	415,550
Northwest Natural Gas Co.	5,963	386,522
NorthWestern Corp.[1]	9,712	612,536
Piedmont Natural Gas Co., Inc.	9,845	591,881

SCHEDULE OF INVESTMENTS — concluded
OPPENHEIMER SMALL CAP REVENUE ETF

June 30, 2016

	Shares	Value
Utilities (continued)
South Jersey Industries, Inc.	14,672	$463,929
Spire, Inc.	10,965	776,761
Total Utilities		5,330,889

Total Common Stocks
(Cost $288,747,373)		296,650,975

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—9.4%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[3]
(Cost $28,042,417)	28,042,417	28,042,417

Total Investments—109.2%
(Cost $316,789,790)		324,693,392
Liabilities in Excess of Other Assets—(9.2)%		(27,272,164)
Net Assets—100.0%		$297,421,228

REIT – Real Estate Investment Trust

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $52,362,715; total value of the collateral held by the fund was $52,921,016. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $24,878,599 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—99.5%
Banks—28.4%
Bank of America Corp.	83,469	$1,107,634
BB&T Corp.	3,965	141,194
Citigroup, Inc.	22,841	968,230
Citizens Financial Group, Inc.	3,011	60,160
Comerica, Inc.	833	34,261
Fifth Third Bancorp	5,035	88,566
Huntington Bancshares, Inc.	4,423	39,541
JPMorgan Chase & Co.	20,970	1,303,076
KeyCorp	4,933	54,510
M&T Bank Corp.	612	72,357
People’s United Financial, Inc.	1,231	18,046
PNC Financial Services
Group, Inc. (The)	2,574	209,498
Regions Financial Corp.	8,082	68,778
SunTrust Banks, Inc.	2,831	116,297
U.S. Bancorp	6,755	272,429
Wells Fargo & Co.	26,211	1,240,567
Zions Bancorporation[1]	1,088	27,341
Total Banks		5,822,485

Capital Markets—10.3%
Affiliated Managers Group, Inc.[2]	216	30,406
Ameriprise Financial, Inc.	1,825	163,976
Bank of New York Mellon
Corp. (The)	5,531	214,879
BlackRock, Inc.	488	167,155
Charles Schwab Corp. (The)	3,453	87,395
E*TRADE Financial Corp.[2]	1,093	25,675
Franklin Resources, Inc.	3,199	106,751
Goldman Sachs Group, Inc. (The)	2,969	441,134
Invesco Ltd.	2,622	66,966
Legg Mason, Inc.	1,205	35,536
Morgan Stanley	19,471	505,857
Northern Trust Corp.	1,028	68,115
State Street Corp.	2,585	139,383
T. Rowe Price Group, Inc.	863	62,973
Total Capital Markets		2,116,201

Consumer Finance—4.5%
American Express Co.	7,256	440,875
Capital One Financial Corp.	4,083	259,311
Discover Financial Services	1,956	104,822
Navient Corp.	2,648	31,644
Synchrony Financial[2]	3,351	84,713
Total Consumer Finance		921,365

Diversified Financial Services—17.8%
Berkshire Hathaway, Inc., Class B2	22,040	3,191,172
CME Group, Inc.	557	54,252
Intercontinental Exchange, Inc.	213	54,519
Leucadia National Corp.[1]	9,350	162,035
Moody’s Corp.	529	49,573
Nasdaq, Inc.	823	53,223
S&P Global, Inc.	761	81,625
Total Diversified Financial Services		3,646,399

	Shares	Value
Insurance—32.2%
Aflac, Inc.	4,687	$338,214
Allstate Corp. (The)	8,181	572,261
American International Group, Inc.	14,754	780,339
Aon PLC	1,644	179,574
Arthur J. Gallagher & Co.	1,729	82,300
Assurant, Inc.	1,799	155,272
Chubb Ltd.	2,630	343,767
Cincinnati Financial Corp.	1,159	86,798
Hartford Financial Services
Group, Inc. (The)	6,322	280,570
Lincoln National Corp.	4,578	177,489
Loews Corp.	5,030	206,683
Marsh & McLennan Cos., Inc.	3,038	207,982
MetLife, Inc.	24,189	963,448
Principal Financial Group, Inc.	4,387	180,350
Progressive Corp. (The)	10,216	342,236
Prudential Financial, Inc.	11,622	829,114
Torchmark Corp.	1,003	62,005
Travelers Cos., Inc. (The)	3,661	435,805
Unum Group	4,599	146,202
Willis Towers Watson PLC	600	74,586
XL Group PLC[1]	5,008	166,816
Total Insurance		6,611,811

Real Estate Investment Trusts—5.6%
American Tower Corp.	717	81,458
Apartment Investment &
Management Co., Class A	368	16,251
AvalonBay Communities, Inc.	180	32,470
Boston Properties, Inc.	310	40,889
Crown Castle International Corp.	612	62,075
Digital Realty Trust, Inc.[1]	207	22,561
Equinix, Inc.	122	47,303
Equity Residential	652	44,910
Essex Property Trust, Inc.	93	21,212
Extra Space Storage, Inc.	146	13,511
Federal Realty Investment Trust	76	12,582
General Growth Properties, Inc.	1,450	43,239
HCP, Inc.	1,164	41,182
Host Hotels & Resorts, Inc.	5,367	86,999
Iron Mountain, Inc.[1]	1,265	50,385
Kimco Realty Corp.	629	19,738
Macerich Co. (The)	248	21,177
Prologis, Inc.	793	38,889
Public Storage	161	41,150
Realty Income Corp.	255	17,687
Simon Property Group, Inc.	413	89,580
SL Green Realty Corp.	265	28,214
UDR, Inc.	421	15,543
Ventas, Inc.	746	54,324
Vornado Realty Trust	397	39,748
Welltower, Inc.[1]	849	64,668
Weyerhaeuser Co.	3,623	107,857
Total Real Estate Investment Trusts		1,155,602

SCHEDULE OF INVESTMENTS — concluded
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF

June 30, 2016

	Shares	Value
Real Estate Management & Development—0.7%
CBRE Group, Inc., Class A2	5,844	$154,749

Total Common Stocks
(Cost $19,180,874)		20,428,612

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.1%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[3]
(Cost $22,321)	22,321	22,321

Total Investments—99.6%
(Cost $19,203,195)		20,450,933
Other Assets in Excess of Liabilities—0.4%		72,952
Net Assets—100.0%		$20,523,885

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $483,774; total value of the collateral held by the fund was $482,245. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $459,924 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
OPPENHEIMER ADR REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—97.0%
Automobiles & Components—7.9%
Honda Motor Co. Ltd.[1]	12,372	$313,383
Magna International, Inc.	2,203	77,259
Toyota Motor Corp.[1]	5,919	591,841
Total Automobiles & Components		982,483

Banks—9.0%
Banco Bilbao Vizcaya Argentaria SA1,2	8,687	49,863
Banco Bradesco SA1	6,373	49,773
Banco de Chile[1]	98	6,286
Banco Santander Chile[1]	251	4,862
Banco Santander SA1,2	23,580	92,434
Bancolombia SA1,2	246	8,590
Bank of Montreal	593	37,590
Bank of Nova Scotia (The)[2]	887	43,472
Barclays PLC[1,2]	8,609	65,428
Canadian Imperial Bank of Commerce[2]	327	24,548
Credicorp Ltd.	58	8,951
HSBC Holdings PLC[1,2]	4,596	143,901
ING Groep NV1,2	3,844	39,709
KB Financial Group, Inc.[1]	536	15,255
Lloyds Banking Group PLC[1,2]	16,072	47,734
Mitsubishi UFJ Financial Group, Inc.[1]	22,952	101,677
Mizuho Financial Group, Inc.[1]	20,279	57,795
Royal Bank of Canada	1,136	67,126
Royal Bank of Scotland Group PLC[1,2,3]	7,929	37,266
Shinhan Financial Group Co. Ltd.[1]	692	22,656
Sumitomo Mitsui Financial
Group, Inc.[1,2]	15,869	90,771
Toronto-Dominion Bank (The)	1,405	60,317
Westpac Banking Corp.[1]	1,859	41,065
Total Banks		1,117,069

Capital Goods—1.4%
ABB Ltd.[1]	4,427	87,788
Brookfield Business Partners L.P.[3]	36	687
Embraer SA1	764	16,594
Koninklijke Philips NV2	2,881	71,852
Total Capital Goods		176,921

Consumer Durables & Apparel—1.8%
Gildan Activewear, Inc.	245	7,186
Luxottica Group S.p.A.[1]	477	23,306
Sony Corp.[1,2]	6,328	185,727
Total Consumer Durables & Apparel		216,219

Consumer Services—0.4%
Carnival PLC[1]	858	38,430
InterContinental Hotels Group PLC[1,2]	129	4,839
Restaurant Brands International, Inc.	245	10,192
Total Consumer Services		53,461

	Shares	Value
Diversified Financials—2.7%
Brookfield Asset Management, Inc.,
Class A	1,807	$59,758
Credit Suisse Group AG1	4,573	48,931
Deutsche Bank AG2,3	5,673	77,890
Nomura Holdings, Inc.[1]	7,840	27,518
ORIX Corp.[1]	793	50,681
UBS Group AG	5,452	70,658
Total Diversified Financials		335,436

Energy—31.0%
Amec Foster Wheeler PLC[1,2]	3,602	23,521
BP PLC[1,2]	17,407	618,122
Cameco Corp.	413	4,531
Canadian Natural Resources Ltd.	770	23,739
Cenovus Energy, Inc.	1,607	22,209
China Petroleum & Chemical Corp.[1,2]	8,827	635,544
CNOOC Ltd.[1]	552	68,812
Crescent Point Energy Corp.	291	4,595
Ecopetrol SA1,3	4,703	44,961
Enbridge, Inc.	1,666	70,572
Encana Corp.	1,155	8,997
Eni S.p.A.[1,2]	6,496	210,146
Imperial Oil Ltd.[2]	1,516	47,845
Pembina Pipeline Corp.	307	9,314
PetroChina Co. Ltd.[1]	8,660	588,187
Petroleo Brasileiro SA1,2,3	17,604	126,045
Royal Dutch Shell PLC, Class A1	6,025	332,700
Royal Dutch Shell PLC, Class B1,2	5,985	335,160
Statoil ASA[1]	8,206	142,046
Suncor Energy, Inc.	2,027	56,209
Tenaris SA1,2	605	17,448
Total SA1	7,518	361,616
TransCanada Corp.	519	23,469
Ultrapar Participacoes SA1	2,826	62,200
Total Energy		3,837,988

Food & Staples Retailing—0.9%
Cencosud SA1,2	4,869	43,577
Delhaize Group[1]	2,803	73,607
Total Food & Staples Retailing		117,184

Food, Beverage & Tobacco—2.7%
Ambev SA1	6,187	36,565
Anheuser-Busch InBev NV1	886	116,669
BRF SA1	1,823	25,395
British American Tobacco PLC[1,2]	446	57,748
Diageo PLC[1,2]	407	45,942
Fomento Economico Mexicano
SAB de CV1	570	52,719
Total Food, Beverage & Tobacco		335,038

Health Care Equipment & Services—0.5%
Fresenius Medical Care
AG & Co. KGaA[1,2]	1,090	47,492
Smith & Nephew PLC[1]	357	12,252
Total Health Care Equipment & Services		59,744

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER ADR REVENUE ETF

June 30, 2016

	Shares	Value
Household & Personal Products—2.7%
Unilever NV	3,479	$163,304
Unilever PLC[1,2]	3,444	165,002
Total Household & Personal Products		328,306

Insurance—4.9%
Aegon NV	16,454	65,981
Aviva PLC[1,2]	6,812	72,820
China Life Insurance Co. Ltd.[1,2]	20,625	221,925
Manulife Financial Corp.[2]	5,400	73,818
Prudential PLC[1]	4,058	138,013
Sun Life Financial, Inc.	1,187	38,969
Total Insurance		611,526

Materials—7.4%
Agnico Eagle Mines Ltd.	118	6,313
Agrium, Inc.[2]	412	37,253
ArcelorMittal[2,3]	31,355	146,114
Barrick Gold Corp.	1,181	25,215
BHP Billiton Ltd.[1]	2,995	85,537
BHP Billiton PLC[1]	3,356	85,175
Cemex SAB de CV1,3	5,625	34,706
CRH PLC[1,2]	2,552	75,488
Eldorado Gold Corp.	576	2,592
Franco-Nevada Corp.	17	1,293
Gerdau SA1	17,777	32,354
Goldcorp, Inc.	665	12,722
James Hardie Industries PLC[1]	319	4,894
Kinross Gold Corp.[3]	1,607	7,858
POSCO[1]	2,867	127,582
Potash Corp. of Saskatchewan, Inc.	838	13,609
Randgold Resources Ltd.[1,2]	25	2,801
Rio Tinto PLC[1,2]	3,135	98,126
Silver Wheaton Corp.	117	2,753
Sociedad Quimica y Minera de Chile SA1	199	4,919
Southern Copper Corp.[2]	500	13,490
Syngenta AG1,2	408	31,330
Teck Resources Ltd., Class B2	1,440	18,965
Vale SA1,2	7,036	35,602
Yamana Gold, Inc.	980	5,096
Total Materials		911,787

Media—1.4%
Grupo Televisa SAB[1]	579	15,077
Pearson PLC[1]	1,166	15,147
RELX NV1	1,377	23,974
RELX PLC[1,2]	1,356	25,357
Shaw Communications, Inc., Class B	564	10,829
Thomson Reuters Corp.[2]	765	30,921
WPP PLC[1]	460	48,079
Total Media		169,384

Pharmaceuticals, Biotechnology & Life Sciences—4.1%
AstraZeneca PLC[1,2]	2,281	68,863
GlaxoSmithKline PLC[1]	2,343	101,546
Novartis AG1	1,686	139,112
Novo Nordisk A/S1	815	43,831
QIAGEN NV2,3	171	3,729
Sanofi[1]	2,650	110,902

	Shares	Value
Shire PLC[1,2]	97	$17,856
Valeant Pharmaceuticals
International, Inc.[2,3]	1,172	23,604
Total Pharmaceuticals, Biotechnology
& Life Sciences		509,443

Semiconductors & Semiconductor Equipment—0.9%
ARM Holdings PLC[1,2]	78	3,550
ASML Holding NV	191	18,949
STMicroelectronics NV	2,898	17,069
Taiwan Semiconductor
Manufacturing Co. Ltd.[1]	2,613	68,539
Total Semiconductors &
Semiconductor Equipment		108,107

Software & Services—0.6%
CGI Group, Inc., Class A3	465	19,860
SAP SE1	788	59,116
Total Software & Services		78,976

Technology Hardware & Equipment—2.0%
BlackBerry Ltd.	861	5,777
Canon, Inc.[1,2]	2,918	83,484
Kyocera Corp.[1]	694	33,076
Nokia OYJ[1]	7,766	44,188
Telefonaktiebolaget LM Ericsson[1,2]	10,320	79,258
Total Technology Hardware & Equipment		245,783

Telecommunication Services—11.8%
America Movil SAB de CV, Class L1	11,488	140,843
BCE, Inc.	945	44,708
BT Group PLC[1]	2,615	72,828
China Mobile Ltd.[1]	4,909	284,231
Chunghwa Telecom Co. Ltd.[1]	539	19,566
Nippon Telegraph & Telephone Corp.[1]	5,915	278,478
NTT DOCOMO, Inc.[1]	3,903	105,420
Orange SA1	7,069	116,073
Rogers Communications, Inc., Class B	705	28,482
Telecom Italia S.p.A.[1,2,3]	3,214	26,258
Telecom Italia S.p.A., Class A1,2	3,849	24,749
Telefonica SA1	13,884	131,620
TELUS Corp.	774	24,923
Vodafone Group PLC[1,2]	5,116	158,033
Total Telecommunication Services		1,456,212

Transportation—0.7%
Canadian National Railway Co.	422	24,923
Canadian Pacific Railway Ltd.	102	13,136
Latam Airlines Group SA1,3	3,901	25,747
Ryanair Holdings PLC[1]	240	16,690
Total Transportation		80,496

Utilities—2.2%
Cia Energetica de Minas Gerais[1]	8,582	18,966
CPFL Energia SA1,2	1,142	14,686
Empresa Nacional de Electricidad SA1	320	8,874
Endesa Americas SA1	2	27
Enersis Americas SA1	3,036	26,049
Enersis Chile SA1	38	222

SCHEDULE OF INVESTMENTS — concluded
OPPENHEIMER ADR REVENUE ETF

June 30, 2016

	Shares	Value
Utilities (continued)
Korea Electric Power Corp.[1]	5,526	$143,289
National Grid PLC[1]	856	63,626

Total Utilities		275,739

Total Common Stocks
(Cost $14,311,919)		12,007,302

PREFERRED STOCKS—1.9%
Banks—0.5%
Itau Unibanco Holding SA1	6,728	63,512

Energy—1.1%
Petroleo Brasileiro SA1,3	23,075	134,066

Materials—0.3%
Vale SA1,2	8,851	35,493

Total Preferred Stocks
(Cost $218,988)		233,071

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—26.0%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[4]
(Cost $3,217,400)	3,217,400	3,217,400

Total Investments—124.9%
(Cost $17,748,307)		15,457,773
Liabilities in Excess of Other Assets—(24.9)%		(3,079,768)
Net Assets—100.0%		$12,378,005

PLC – Public Limited Company

[1]	American Depositary Receipt.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $3,166,336; total value of the collateral held by the fund was $3,221,008. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,608 (Note 4).
[3]	Non-income producing security.
[4]	Rate shown represents annualized 7-day yield as of June 30, 2016.
Country	Value	% of Net Assets
Australia	$211,777	1.7%
Belgium	190,276	1.5
Brazil	651,251	5.3
Canada	1,078,709	8.7
Chile	120,563	1.0
China	1,798,699	14.5
Colombia	53,551	0.4
Denmark	43,831	0.4
Finland	44,188	0.4
France	588,591	4.8
Germany	184,498	1.5
Ireland	114,928	0.9
Italy	284,459	2.3
Japan	1,919,851	15.5
Jersey Islands	2,801	0.0 [1]
Luxembourg	163,562	1.3
Mexico	243,345	2.0
Netherlands	864,351	7.0
Norway	142,046	1.1
Peru	22,441	0.2
South Korea	308,782	2.5
Spain	273,917	2.2
Sweden	79,258	0.6
Switzerland	394,888	3.2
Taiwan	88,105	0.7
United Kingdom	2,275,021	18.4
United States	3,314,084	26.8
Total Investments	15,457,773	124.9
Liabilities in Excess of
Other Assets	(3,079,768)	(24.9)
Net Assets	$12,378,005	100.0%

[1]	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—99.4%
Automobiles & Components—0.9%
Drew Industries, Inc.	458	$38,857
Superior Industries International, Inc.	1,043	27,931
Total Automobiles & Components		66,788

Banks—4.4%
Banc of California, Inc.[1]	1,276	23,096
Chemical Financial Corp.[1]	624	23,269
Enterprise Financial Services Corp.	781	21,782
First Bancorp	1,133	19,918
Flagstar Bancorp, Inc.[1,2]	1,234	30,122
Great Western Bancorp, Inc.	743	23,434
Pacific Premier Bancorp, Inc.[2]	888	21,312
QCR Holdings, Inc.[1]	766	20,828
ServisFirst Bancshares, Inc.	441	21,781
TFS Financial Corp.	1,378	23,729
Tompkins Financial Corp.	346	22,490
TowneBank	1,070	23,165
Union Bankshares Corp.	902	22,288
WSFS Financial Corp.	640	20,602
Total Banks		317,816

Capital Goods—5.1%
Acuity Brands, Inc.[1]	208	51,576
BWX Technologies, Inc.	1,029	36,807
Comfort Systems USA, Inc.	1,173	38,205
Gibraltar Industries, Inc.[2]	1,053	33,243
Huntington Ingalls Industries, Inc.	628	105,523
Insteel Industries, Inc.	884	25,274
Supreme Industries, Inc., Class A1	1,670	22,879
Universal Forest Products, Inc.	612	56,726
Total Capital Goods		370,233

Commercial & Professional Services—2.2%
Copart, Inc.[2]	688	33,719
Equifax, Inc.	408	52,387
Exponent, Inc.[1]	431	25,175
Insperity, Inc.	685	52,902
Total Commercial & Professional Services		164,183

Consumer Durables & Apparel—1.3%
Ethan Allen Interiors, Inc.	866	28,613
Installed Building Products, Inc.[2]	810	29,395
Smith & Wesson Holding Corp.[1,2]	1,295	35,198
Total Consumer Durables & Apparel		93,206

Consumer Services—1.5%
Eldorado Resorts, Inc.[2]	1,900	28,871
New Oriental Education &
Technology Group, Inc.[3]	930	38,948
Vail Resorts, Inc.	278	38,428
Total Consumer Services		106,247

Diversified Financials—1.6%
MarketAxess Holdings, Inc.	167	24,282
MSCI, Inc.	420	32,391
Nasdaq, Inc.	911	58,914
Total Diversified Financials		115,587

	Shares	Value
Food & Staples Retailing—7.1%
Sysco Corp.	10,161	$515,569

Food, Beverage & Tobacco—9.3%
Altria Group, Inc.	3,605	248,601
B&G Foods, Inc.	719	34,656
Constellation Brands, Inc., Class A	614	101,556
Dr Pepper Snapple Group, Inc.	1,000	96,630
Lancaster Colony Corp.[1]	274	34,965
Reynolds American, Inc.	2,982	160,819
Total Food, Beverage & Tobacco		677,227

Health Care Equipment & Services—7.1%
Becton, Dickinson and Co.	934	158,397
Edwards Lifesciences Corp.[2]	486	48,469
Henry Schein, Inc.[2]	801	141,617
Masimo Corp.[2]	532	27,938
Stryker Corp.	1,175	140,800
Total Health Care Equipment & Services		517,221

Household & Personal Products—0.9%
Central Garden & Pet Co., Class A2	2,098	45,548
Orchids Paper Products Co.[1]	674	23,974
Total Household & Personal Products		69,522

Insurance—4.7%
Cincinnati Financial Corp.	1,133	84,850
Erie Indemnity Co., Class A	384	38,147
Markel Corp.[2]	88	83,845
Old Republic International Corp.	4,545	87,673
Selective Insurance Group, Inc.	1,195	45,661
Total Insurance		340,176

Materials—1.6%
Franco-Nevada Corp.	370	28,142
Richmont Mines, Inc.[2]	2,560	23,578
Vulcan Materials Co.	512	61,624
Total Materials		113,344

Real Estate—5.7%
Armada Hoffler Properties, Inc.	1,825	25,075
Chimera Investment Corp.	1,926	30,238
CoreSite Realty Corp.	294	26,075
CubeSmart	832	25,692
DCT Industrial Trust, Inc.	546	26,230
EastGroup Properties, Inc.	343	23,640
Education Realty Trust, Inc.	560	25,838
Extra Space Storage, Inc.	335	31,001
Federal Realty Investment Trust	186	30,792
First Industrial Realty Trust, Inc.	958	26,652
FirstService Corp.	762	34,922
Getty Realty Corp.	1,039	22,287
National Retail Properties, Inc.	548	28,343
Regency Centers Corp.	347	29,054
Weingarten Realty Investors	687	28,043
Total Real Estate		413,882

SCHEDULE OF INVESTMENTS — concluded
OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF

June 30, 2016

	Shares	Value
Retailing—3.4%
Core-Mark Holding Co., Inc.[1]	2,752	$128,959
Pool Corp.	520	48,895
Ulta Salon Cosmetics & Fragrance, Inc.[2]	281	68,463
Total Retailing		246,317

Semiconductors & Semiconductor Equipment—1.1%
NVIDIA Corp.[1]	1,707	80,246

Software & Services—13.4%
Accenture PLC, Class A	3,347	379,181
Descartes Systems Group, Inc. (The)[2]	1,098	20,961
Euronet Worldwide, Inc.[2]	504	34,872
Facebook, Inc., Class A2	2,061	235,531
Fiserv, Inc.[2]	749	81,439
Genpact Ltd.[2]	1,721	46,192
Jack Henry & Associates, Inc.	414	36,130
Total System Services, Inc.	981	52,101
Vantiv, Inc., Class A2	1,075	60,845
WebMD Health Corp.[1,2]	431	25,045
Total Software & Services		972,297

Technology Hardware & Equipment—0.4%
Fabrinet[2]	793	29,436

Telecommunication Services—24.6%
AT&T, Inc.	12,409	536,193
Chunghwa Telecom Co. Ltd.[3]	2,850	103,455
Nippon Telegraph &
Telephone Corp.[3]	11,068	521,081
NTT DOCOMO, Inc.[3]	18,058	487,747
Shenandoah Telecommunications Co.[1]	664	25,936
PT Telekomunikasi Indonesia
Persero Tbk[3]	1,870	114,930
Total Telecommunication Services		1,789,342

	Shares	Value
Transportation—1.4%
Controladora Vuela Cia
de Aviacion SAB de CV2,3	1,760	$32,894
Grupo Aeroportuario del
Pacifico SAB de CV3	259	26,581
Hawaiian Holdings, Inc.[2]	1,127	42,781
Total Transportation		102,256

Utilities—1.7%
Spark Energy, Inc., Class A1	726	23,994
WEC Energy Group, Inc.	1,566	102,260
Total Utilities		126,254

Total Common Stocks
(Cost $6,715,006)		7,227,149

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—3.0%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[4]
(Cost $219,165)	219,165	219,165

Total Investments—102.4%
(Cost $6,934,171)		7,446,314
Liabilities in Excess of Other Assets—(2.4)%		(177,656)
Net Assets—100.0%		$7,268,658

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $463,780; total value of the collateral held by the fund was $466,415. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $247,250 (Note 4).
[2]	Non-income producing security.
[3]	American Depositary Receipt.
[4]	Rate shown represents annualized 7-day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
OPPENHEIMER ULTRA DIVIDEND REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—99.5%
Automobiles & Components—9.4%
Ford Motor Co.[1]	410,780	$5,163,505
General Motors Co.	185,594	5,252,310
Total Automobiles & Components		10,415,815

Banks—0.8%
New York Community Bancorp, Inc.[1]	11,498	172,355
PacWest Bancorp	6,001	238,720
People’s United Financial, Inc.	21,527	315,586
Valley National Bancorp	17,531	159,882
Total Banks		886,543

Commercial & Professional Services—2.8%
R.R. Donnelley & Sons Co.	180,992	3,062,385

Consumer Durables & Apparel—2.6%
Garmin Ltd.	18,019	764,366
Mattel, Inc.	48,332	1,512,308
Tupperware Brands Corp.[1]	10,358	582,948
Total Consumer Durables & Apparel		2,859,622

Diversified Financials—0.8%
Navient Corp.	46,556	556,344
Waddell & Reed Financial, Inc.,
Class A	18,864	324,838
Total Diversified Financials		881,182

Energy—16.2%
Helmerich & Payne, Inc.[1]	8,709	584,635
HollyFrontier Corp.[1]	124,609	2,961,956
Murphy Oil Corp.	20,774	659,575
Noble Corp. PLC[1]	88,977	733,170
ONEOK, Inc.	46,132	2,188,963
Spectra Energy Corp.[1]	40,763	1,493,149
Valero Energy Corp.	100,901	5,145,951
Western Refining, Inc.[1]	110,296	2,275,406
Williams Cos., Inc. (The)	85,836	1,856,633
Total Energy		17,899,438

Insurance—0.8%
Mercury General Corp.	15,900	845,244

Materials—2.0%
Domtar Corp.	36,084	1,263,301
Greif, Inc., Class A	25,734	959,106
Total Materials		2,222,407

Media—0.7%
Time, Inc.[1]	48,951	805,733

Real Estate—8.0%
Care Capital Properties, Inc.	3,376	88,485
Communications Sales & Leasing, Inc.	9,079	262,383
Corrections Corp. of America	14,364	503,027
EPR Properties	1,627	131,266
HCP, Inc.	20,403	721,858
Hospitality Properties Trust	20,062	577,786
Host Hotels & Resorts, Inc.	94,518	1,532,137
Iron Mountain, Inc.[1]	22,139	881,796
Lamar Advertising Co., Class A	5,867	388,982
LaSalle Hotel Properties	14,228	335,496

	Shares	Value
Liberty Property Trust	5,629	$223,584
Medical Properties Trust, Inc.[1]	8,635	131,338
Omega Healthcare Investors, Inc.	6,766	229,706
Potlatch Corp.	4,477	152,666
Senior Housing Properties Trust	14,669	305,555
Ventas, Inc.	13,064	951,321
Welltower, Inc.[1]	14,872	1,132,800
WP GLIMCHER, Inc.	21,345	238,851
Total Real Estate		8,789,037

Retailing—22.2%
Abercrombie & Fitch Co., Class A	50,395	897,535
GameStop Corp., Class A1	90,358	2,401,716
Gap, Inc. (The)	220,341	4,675,636
Guess?, Inc.[1]	38,077	573,059
Kohl’s Corp.[1]	137,126	5,199,818
Macy’s, Inc.	160,187	5,383,885
Staples, Inc.	616,631	5,315,359
Total Retailing		24,447,008

Technology Hardware & Equipment—3.6%
Diebold, Inc.	25,917	643,519
Seagate Technology PLC[1]	136,699	3,329,988
Total Technology Hardware & Equipment		3,973,507

Telecommunication Services—16.8%
AT&T, Inc.	137,683	5,949,283
CenturyLink, Inc.[1]	179,827	5,216,781
Frontier Communications Corp.[1]	291,269	1,438,869
Verizon Communications, Inc.	106,523	5,948,244
Total Telecommunication Services		18,553,177

Utilities—12.8%
CenterPoint Energy, Inc.	81,243	1,949,832
Entergy Corp.	38,823	3,158,251
FirstEnergy Corp.	116,451	4,065,305
Southern Co. (The)	93,405	5,009,310
Total Utilities		14,182,698

Total Common Stocks
(Cost $103,900,287)		109,823,796

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—6.4%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[2]
(Cost $7,077,976)	7,077,976	7,077,976

Total Investments—105.9%
(Cost $110,978,263)		116,901,772
Liabilities in Excess of Other Assets—(5.9)%		(6,572,158)
Net Assets—100.0%		$110,329,614

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $28,722,097; total value of the collateral held by the fund was $29,105,064. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $22,027,088 (Note 4).
[2]	Rate shown represents annualized 7-day yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
OPPENHEIMER GLOBAL GROWTH REVENUE ETF

June 30, 2016

	Shares	Value
COMMON STOCKS—89.7%
Automobiles & Components—4.4%
Bayerische Motoren Werke AG	284	$20,757
Daimler AG	530	31,513
Magna International, Inc.	555	19,380
Volkswagen AG1	162	21,669
Total Automobiles & Components		93,319

Banks—2.7%
DNB ASA	801	9,510
Erste Group Bank AG2	567	12,793
Itau Unibanco Holding SA	1,285	10,465
Raiffeisen Bank International AG2	704	8,818
Royal Bank of Canada	291	17,106
Total Banks		58,692

Capital Goods—11.2%
ABB Ltd.[2]	856	16,800
Alliance Global Group, Inc.	31,258	9,833
ANDRITZ AG	307	14,485
AntarChile SA	3,991	36,470
JG Summit Holdings, Inc.	10,026	18,327
Porr AG	243	6,587
Quinenco SA	7,467	14,493
San Miguel Corp.	31,132	51,845
Siemens AG	170	17,339
SM Investments Corp.	1,142	23,472
Strabag SE	1,008	30,348
Total Capital Goods		239,999

Commercial & Professional Services—0.5%
Adecco Group AG	213	10,689

Diversified Financials—3.3%
Aker ASA, Class A	602	15,323
Ayala Corp.	913	16,476
Fubon Financial Holding Co. Ltd.	9,961	11,626
GT Capital Holdings, Inc.	417	12,763
UBS Group AG	1,035	13,355
Total Diversified Financials		69,543

Energy—19.5%
Aker Solutions ASA[2]	1,477	6,266
Empresas Copec SA	4,119	36,084
Enbridge, Inc.	427	17,995
Formosa Petrochemical Corp.	4,009	10,874
IRPC PCL	65,732	8,904
OMV AG	1,776	49,750
Petroleo Brasileiro SA2	11,185	39,940
Petron Corp.	109,347	25,891
PTT PCL	9,614	85,634
Seadrill Ltd.[1,2]	1,705	5,453
Statoil ASA	5,246	90,339
Subsea 7 SA2	766	7,442
Thai Oil PCL	6,161	10,520
Ultrapar Participacoes SA	987	21,873
Total Energy		416,965

	Shares	Value
Food & Staples Retailing—5.8%
Alimentation Couche-Tard, Inc.,
Class B	537	$22,940
Cencosud SA	12,238	34,866
CP ALL PCL	13,404	19,168
George Weston Ltd.	265	22,815
Loblaw Cos. Ltd.	444	23,627
Total Food & Staples Retailing		123,416

Food, Beverage & Tobacco—5.9%
Charoen Pokphand Foods PCL	23,350	19,104
JBS SA	13,786	43,031
Nestle SA	648	49,987
Orkla ASA	777	6,857
Thai Beverage PCL	12,052	8,149
Total Food, Beverage & Tobacco		127,128

Insurance—8.8%
Allianz SE	156	22,149
Cathay Financial Holding Co. Ltd.	13,028	14,135
Great-West Lifeco, Inc.	634	16,637
Manulife Financial Corp.	1,388	18,885
Power Corp. of Canada	871	18,444
Power Financial Corp.	761	17,374
Swiss Re AG	208	18,095
UNIQA Insurance Group AG	2,263	13,511
Vienna Insurance Group AG
Wiener Versicherung Gruppe	1,060	20,025
Zurich Insurance Group AG2	114	28,014
Total Insurance		187,269

Materials—7.3%
BASF SE	193	14,717
Empresas CMPC SA	4,909	10,166
Indorama Ventures PCL	11,324	9,345
LafargeHolcim Ltd.[2]	294	12,235
Norsk Hydro ASA	4,387	15,896
PTT Global Chemical PCL	9,895	16,684
Siam Cement PCL (The)	1,472	19,940
Vale SA	2,251	11,382
voestalpine AG	762	25,413
Yara International ASA	608	19,167
Total Materials		154,945

Pharmaceuticals, Biotechnology & Life Sciences—2.5%
Novartis AG	328	26,985
Roche Holding AG	104	27,340
Total Pharmaceuticals,
Biotechnology & Life Sciences		54,325

Retailing—1.3%
S.A.C.I. Falabella	3,721	28,315

Semiconductors & Semiconductor Equipment—0.7%
Taiwan Semiconductor
Manufacturing Co. Ltd.	2,945	14,835

SCHEDULE OF INVESTMENTS — concluded
OPPENHEIMER GLOBAL GROWTH REVENUE ETF

June 30, 2016

	Shares	Value
Technology Hardware & Equipment—7.4%
Compal Electronics, Inc.	24,610	$15,449
Hon Hai Precision Industry Co. Ltd.	32,080	82,042
Pegatron Corp.	9,803	20,603
Quanta Computer, Inc.	10,170	19,231
Wistron Corp.	16,825	11,683
WPG Holdings Ltd.	8,237	9,563
Total Technology Hardware & Equipment		158,571

Telecommunication Services—3.5%
Deutsche Telekom AG	947	16,076
Globe Telecom, Inc.	192	9,680
Philippine Long Distance Telephone Co.	298	13,618
Telekom Austria AG2	1,647	9,551
Telenor ASA	1,612	26,507
Total Telecommunication Services		75,432

Transportation—1.5%
Latam Airlines Group SA2	2,959	19,576
Thai Airways International PCL[2]	17,292	11,859
Total Transportation		31,435

Utilities—3.4%
E.ON SE	2,518	25,249
Empresa Nacional de Electricidad SA	7,993	7,389
Enersis Americas SA	123,454	21,153
Manila Electric Co.	3,012	19,846

Total Utilities		73,637

Total Common Stocks
(Cost $1,893,456)		1,918,515

PREFERRED STOCKS—5.4%
Automobiles & Components—1.0%
Volkswagen AG, Class Preference	170	20,454

Banks—0.9%
Banco Bradesco SA, Class Preference	1,038	8,155
Itau Unibanco Holding SA,
Class Preference	1,130	10,673
Total Banks		18,828

Energy—2.0%
Petroleo Brasileiro SA,
Class Preference[2]	14,354	42,026

Food & Staples Retailing—0.9%
Cia Brasileira de Distribuicao,
Class Preference	1,383	20,112

	Shares	Value
Food, Beverage & Tobacco—0.1%
Embotelladora Andina SA,
Class Preference	830	$2,632

Materials—0.5%
Vale SA, Class Preference	2,911	11,785

Total Preferred Stocks
(Cost $103,168)		115,837

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.7%
Dreyfus Institutional Preferred
Money Market Fund—
Institutional Shares, 0.35%[3]
(Cost $14,053)	14,053	14,053

Total Investments—95.8%
(Cost $2,010,677)		2,048,405
Other Assets in Excess of Liabilities—4.2%		90,389
Net Assets—100.0%		$2,138,794

PCL – Public Company Limited

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $13,348; total value of the collateral held by the fund was $14,053 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2016.
Country	Value	% of Net Assets
Austria	$191,281	8.9%
Bermuda	5,453	0.3
Brazil	219,442	10.3
Canada	195,203	9.1
Chile	211,144	9.9
Germany	189,923	8.9
Norway	189,865	8.9
Philippines	201,751	9.4
Switzerland	203,500	9.5
Taiwan	210,041	9.8
Thailand	209,307	9.8
United Kingdom	7,442	0.3
United States	14,053	0.7
Total Investments	2,048,405	95.8
Other Assets in Excess
of Liabilities	90,389	4.2
Net Assets	$2,138,794	100.0%

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
ASSETS:
Investments at value (including securities on loan)
(Note 3)[1]	$369,201,968	$204,261,632	$324,693,392	$20,450,933
Cash	731,351	983,031	829,972	103,186
Receivables and other assets:
Dividends	376,217	150,748	174,267	16,987
Investment securities sold	219,108	1,007,582	4,643,995	—
Securities lending income, net (Note 4)	1,043	3,769	22,147	75
Prepaid expenses	4,715	4,231	4,261	12,000

Total Assets	370,534,402	206,410,993	330,368,034	20,583,181

LIABILITIES:
Payables and other liabilities:
Investment of cash collateral for securities on loan
(Note 4)	3,358,375	18,689,114	28,042,417	22,321
Investment securities purchased	227,498	1,324,576	4,640,926	—
Management fees (Note 9)	128,230	44,897	120,724	7,530
BNY Fund Services fees	76,170	46,515	83,996	—
Professional fees	27,223	24,469	26,292	20,757
Trustee fees	10,549	7,979	9,608	4,872
Other accrued expenses	27,390	21,407	22,843	3,816

Total Liabilities	3,855,435	20,158,957	32,946,806	59,296

NET ASSETS	$366,678,967	$186,252,036	$297,421,228	$20,523,885

Composition of Net Assets:
Paid-in capital	$327,335,840	$190,264,597	$309,584,696	$19,756,187
Undistributed net investment income	1,618,581	320,982	283,462	69,241
Accumulated undistributed net realized loss on
investments	(7,268,668)	(7,493,877)	(20,350,532)	(549,281)
Net unrealized appreciation on investments	44,993,214	3,160,334	7,903,602	1,247,738

NET ASSETS	$366,678,967	$186,252,036	$297,421,228	$20,523,885

Shares outstanding (unlimited number of shares of
beneficial interest authorized, without par value)	9,001,400	3,901,400	5,401,400	450,000
Net asset value, offering and redemption
price per share	$40.74	$47.74	$55.06	$45.61

Investments at cost	$324,208,754	$201,101,298	$316,789,790	$19,203,195

[1] Includes value of securities on loan:	$ 12,132,852	$ 44,937,714	$ 52,362,715	$ 483,774

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — concluded

June 30, 2016

	Oppenheimer ADR Revenue ETF	Oppenheimer Navellier Overall A-100 Revenue ETF	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer Global Growth Revenue ETF
ASSETS:
Investments at value (including securities on loan)
(Note 3)[1]	$15,457,773	$7,446,314	$116,901,772	$2,048,405
Cash	73,283	41,345	416,535	89,700
Foreign currency at value	—	—	—	13,415
Receivables and other assets:
Dividends	69,458	14,447	172,212	623
Investment securities sold	400	—	—	16,017
Securities lending income, net (Note 4)	1,451	296	1,144	13
Reclaims	20,698	290	—	4,011
Prepaid expenses	11,352	16,465	5,143	8,215

Total Assets	15,634,415	7,519,157	117,496,806	2,180,399

LIABILITIES:
Payables and other liabilities:
Investment of cash collateral for securities on loan
(Note 4)	3,217,400	219,165	7,077,976	14,053
Management fees (Note 9)	6,855	3,475	38,417	1,230
BNY Fund Services fees	—	—	16,620	—
Professional fees	23,612	20,414	21,464	20,307
Trustee fees	4,722	4,586	5,529	4,493
Other accrued expenses	3,821	2,859	7,186	1,522

Total Liabilities	3,256,410	250,499	7,167,192	41,605

NET ASSETS	$12,378,005	$7,268,658	$110,329,614	$2,138,794

Composition of Net Assets:
Paid-in capital	$21,646,388	$7,370,250	$106,024,423	$2,489,576
Undistributed net investment income	161,306	30,190	763,360	1,358
Accumulated undistributed net realized loss on
investments and foreign currency translation	(7,139,155)	(643,925)	(2,381,678)	(389,965)
Net unrealized appreciation (depreciation) on
investments and foreign currency translation	(2,290,534)	512,143	5,923,509	37,825

NET ASSETS	$12,378,005	$7,268,658	$110,329,614	$2,138,794

Shares outstanding (unlimited number of shares of
beneficial interest authorized, without par value)	400,000	150,000	3,500,000	50,000
Net asset value, offering and redemption
price per share	$ 30.95	$ 48.46	$ 31.52	$ 42.78

Investments at cost	$17,748,307	$6,934,171	$110,978,263	$2,010,677
Foreign currency at cost	—	—	—	13,357

[1] Includes value of securities on loan:	$ 3,166,336	$ 463,780	$ 28,722,097	$ 13,348

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

Year Ended June 30, 2016

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
INVESTMENT INCOME:
Dividend income	$ 7,956,549	$ 2,991,296	$ 3,607,845	$ 473,332
Foreign withholding tax	—	—	(1,160)	—
Securities lending income, net (Note 4)	41,076	117,718	258,241	428

Total Income	7,997,625	3,109,014	3,864,926	473,760

EXPENSES:
Management fees (Note 9)	1,492,655	1,050,107	1,586,356	112,541
BNY Fund Services fees	317,903	261,008	315,968	41,169
Professional fees	125,613	90,657	120,717	30,585
Compliance Officer fees	19,954	15,577	20,756	—
Trustees fees	19,716	14,278	19,163	5,916
NYSE Listing fees	10,071	10,078	10,062	10,115
NYSE Calculation fees	9,024	9,024	14,066	19,341
Other expenses	73,317	58,096	77,501	7,925

Total Expenses	2,068,253	1,508,825	2,164,589	227,592

Less expense waivers (Note 9)	(442,917)	(374,710)	(451,324)	(105,048)

Net Expenses	1,625,336	1,134,115	1,713,265	122,544

Net Investment Income	6,372,289	1,974,899	2,151,661	351,216

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments	(4,786,565)	(4,528,254)	(13,967,230)	22,850
Net realized gain on in-kind redemptions	23,757,438	20,883,561	21,623,284	1,442,245

Total net realized gain	18,970,873	16,355,307	7,656,054	1,465,095
Net change in unrealized depreciation on investments	(21,568,369)	(29,452,236)	(35,767,955)	(4,166,644)

Net realized and unrealized loss on investments	(2,597,496)	(13,096,929)	(28,111,901)	(2,701,549)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$ 3,774,793	$(11,122,030)	$(25,960,240)	$(2,350,333)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — concluded

Year Ended June 30, 2016

	Oppenheimer ADR Revenue ETF	Oppenheimer Navellier Overall A-100 Revenue ETF	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer Global Growth Revenue ETF
INVESTMENT INCOME:
Dividend income	$ 747,241	$ 102,117	$3,115,578	$ 69,303
Foreign withholding tax	(95,897)	(2,263)	—	(9,207)
Securities lending income, net (Note 4)	27,207	3,846	26,963	661

Total Income	678,551	103,700	3,142,541	60,757

EXPENSES:
Management fees (Note 9)	119,737	42,868	302,354	17,690
BNY Fund Services fees	50,173	21,196	113,779	91,754
Professional fees	23,874	23,886	35,471	19,552
Compliance Officer fees	6,598	5,892	8,412	5,652
Trustees fees	5,608	4,306	7,712	4,769
NYSE Listing fees	10,118	10,119	10,209	20,656
NYSE Calculation fees	9,024	9,023	8,987	6,983
Other expenses	5,354	1,222	19,117	741

Total Expenses	230,486	118,512	506,041	167,797

Less expense waivers (Note 9)	(132,701)	(75,644)	(176,811)	(150,107)

Net Expenses	97,785	42,868	329,230	17,690

Net Investment Income	580,766	60,832	2,813,311	43,067

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(2,477,374)	(643,925)	(6,091,694)	(390,238)
Net realized gain (loss) on in-kind redemptions	(300,059)	—	3,709,572	(42,222)
Net realized loss on foreign currency translation	(10)	—	—	(42,472)

Total net realized loss	(2,777,443)	(643,925)	(2,382,122)	(474,932)
Net change in unrealized appreciation (depreciation)
on investments	(2,438,760)	374,146	8,519,386	164,667
Net change in unrealized appreciation on foreign
currency translation	—	—	—	157

Net change in unrealized appreciation (depreciation)	(2,438,760)	374,146	8,519,386	164,824

Net realized and unrealized gain (loss) on investments	(5,216,203)	(269,779)	6,137,264	(310,108)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$(4,635,437)	$(208,947)	$8,950,575	$(267,041)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer Large Cap Revenue ETF		Oppenheimer Mid Cap Revenue ETF		Oppenheimer Small Cap Revenue ETF
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
OPERATIONS:
Net investment income	$6,372,289	$5,038,183	$1,974,899	$1,890,080	$2,151,661	$2,240,589
Net realized gain on
investments and in-kind
redemptions	18,970,873	15,187,109	16,355,307	22,546,711	7,656,054	17,742,870
Net change in unrealized
appreciation (depreciation)
on investments	(21,568,369)	907,880	(29,452,236)	(13,770,229)	(35,767,955)	(5,676,222)
Net increase (decrease) in
net assets resulting from
operations	3,774,793	21,133,172	(11,122,030)	10,666,562	(25,960,240)	14,307,237
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(6,322,234)	(4,589,738)	(2,125,196)	(1,772,418)	(2,283,532)	(2,154,534)
Realized gains	(234,442)	(274,828)	—	(745,289)	—	(547,508)
Total distributions to
shareholders	(6,556,676)	(4,864,566)	(2,125,196)	(2,517,707)	(2,283,532)	(2,702,042)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	95,604,911	122,153,198	73,461,233	124,590,554	68,728,756	172,760,560
Cost of shares redeemed	(69,825,570)	(37,709,828)	(116,054,019)	(96,050,919)	(117,579,966)	(102,433,927)
Net increase (decrease) in
net assets resulting from
shareholder transactions	25,779,341	84,443,370	(42,592,786)	28,539,635	(48,851,210)	70,326,633
Increase (Decrease) in
net assets	22,997,458	100,711,976	(55,840,012)	36,688,490	(77,094,982)	81,931,828
NET ASSETS:
Beginning of year	343,681,509	242,969,533	242,092,048	205,403,558	374,516,210	292,584,382
End of year	$366,678,967	$343,681,509	$186,252,036	$242,092,048	$297,421,228	$374,516,210
Undistributed net investment
income included in net
assets at end of year	$1,618,581	$1,438,000	$320,982	$471,279	$283,462	$423,489
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of year	8,401,400	6,301,400	4,901,400	4,301,400	6,451,400	5,201,400
Shares sold	2,400,000	3,000,000	1,550,000	2,600,000	1,300,000	3,050,000
Shares redeemed	(1,800,000)	(900,000)	(2,550,000)	(2,000,000)	(2,350,000)	(1,800,000)
Shares outstanding, end of year	9,001,400	8,401,400	3,901,400	4,901,400	5,401,400	6,451,400

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — continued

	Oppenheimer Financials Sector Revenue ETF		Oppenheimer ADR Revenue ETF		Oppenheimer Navellier Overall A-100 Revenue ETF
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
OPERATIONS:
Net investment income	$351,216	$374,948	$580,766	$675,047	$60,832	$50,732
Net realized gain (loss) on
investments, in-kind
redemptions and foreign
currency translation	1,465,095	1,083,800	(2,777,443)	(1,098,284)	(643,925)	2,160,903
Net change in unrealized
appreciation (depreciation)
on investments	(4,166,644)	1,389,228	(2,438,760)	(1,695,829)	374,146	(1,152,366)

Net increase (decrease) in net
assets resulting from
operations	(2,350,333)	2,847,976	(4,635,437)	(2,119,066)	(208,947)	1,059,269

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(372,325)	(347,753)	(727,010)	(679,055)	(39,599)	(59,319)
Realized gains	—	—	—	—	(184,815)	(1,431,498)

Total distributions to
shareholders	(372,325)	(347,753)	(727,010)	(679,055)	(224,414)	(1,490,817)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	1,797,937	5,622,796	—	15,422,239
Cost of shares redeemed	(9,266,481)	(2,564,428)	(9,882,334)	—	—	(15,447,872)

Net increase (decrease) in net
assets resulting from
shareholder transactions	(9,266,481)	(2,564,428)	(8,084,397)	5,622,796	—	(25,633)

Increase (Decrease) in
net assets	(11,989,139)	(64,205)	(13,446,844)	2,824,675	(433,361)	(457,181)

NET ASSETS:
Beginning of year	32,513,024	32,577,229	25,824,849	23,000,174	7,702,019	8,159,200

End of year	$20,523,885	$32,513,024	$12,378,005	$25,824,849	$7,268,658	$7,702,019

Undistributed net investment
income included in net
assets at end of year	$69,241	$90,350	$161,306	$298,698	$30,190	$8,958

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of year	650,000	700,000	700,000	550,000	150,000	150,000
Shares sold	—	—	50,000	150,000	—	300,000
Shares redeemed	(200,000)	(50,000)	(350,000)	—	—	(300,000)

Shares outstanding, end of year	450,000	650,000	400,000	700,000	150,000	150,000

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	Oppenheimer Ultra Dividend Revenue ETF		Oppenheimer Global Growth Revenue ETF
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	For the Period February 2, 2015[1] to June 30, 2015
OPERATIONS:
Net investment income	$2,813,311	$1,942,003	$43,067	$67,104
Net realized gain (loss) on investments,
in-kind redemptions and foreign
currency translation	(2,382,122)	2,047,744	(474,932)	151,589
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency translation	8,519,386	(3,957,606)	164,824	(126,999)

Net increase (decrease) in net assets
resulting from operations	8,950,575	32,141	(267,041)	91,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,568,683)	(1,572,990)	(73,286)	(2,563)
Realized gains	—	(51,249)	(143,071)	—
Total distributions to shareholders	(2,568,683)	(1,624,239)	(216,357)	(2,563)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	101,389,903	90,292,154	—	5,000,000
Cost of shares redeemed	(63,696,211)	(45,422,020)	(2,466,939)	—
Net increase (decrease) in net
assets resulting from shareholder
transactions	37,693,692	44,870,134	(2,466,939)	5,000,000
Increase (Decrease) in net assets	44,075,584	43,278,036	(2,950,337)	5,089,131
NET ASSETS:
Beginning of period	66,254,030	22,975,994	5,089,131	—
End of period	$110,329,614	$66,254,030	$2,138,794	$5,089,131
Undistributed net investment
income included in net assets
at end of period	$763,360	$531,324	$1,358	$62,498
CHANGES IN SHARES OUTSTANDING:
Shares outstanding,
beginning of period	2,300,000	800,000	100,000	—
Shares sold	3,350,000	3,050,000	—	100,000
Shares redeemed	(2,150,000)	(1,550,000)	(50,000)	—
Shares outstanding, end of period	3,500,000	2,300,000	50,000	100,000
[1] Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

OPPENHEIMER LARGE CAP REVENUE ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of year	$40.91	$38.56	$31.38	$25.20	$25.00

Net investment income[1]	0.76	0.68	0.59	0.54 [2]	0.41
Net realized and unrealized gain (loss)
on investments	(0.14)	2.35	7.13	6.17	0.21 [3]

Total gain from investment operations	0.62	3.03	7.72	6.71	0.62

Less Distributions from:
Net investment income	(0.76)	(0.64)	(0.54)	(0.53)	(0.42)
Realized gains	(0.03)	(0.04)	—	—	—

Total distributions	(0.79)	(0.68)	(0.54)	(0.53)	(0.42)

Net asset value, end of year	$40.74	$40.91	$38.56	$31.38	$25.20

Total Return at Net Asset Value[4]	1.55%	7.91%	24.84%	26.98%	2.59%
Total Return at Market Value[4]	1.61%	7.85%	25.10%	28.86%	2.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$366,679	$343,682	$242,970	$182,025	$156,284
Average Net Assets (000’s) omitted	331,701	296,609	201,920	163,192	165,508
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	0.62%	0.61%	0.68%	0.71%	0.75%
Net investment income, net of waivers
and reimbursements	1.92%	1.70%	1.66%	1.93%[2]	1.72%
Portfolio turnover rate[5]	14.13%	18.79%	11.98%	23.47%	29.05%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.
[3]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER MID CAP REVENUE ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of year	$49.39	$47.75	$38.00	$29.88	$31.69

Net investment income[1]	0.44	0.41	0.34	0.39 [2]	0.23
Net realized and unrealized gain (loss)
on investments	(1.63)	1.79	9.97	8.18	(1.15)

Total gain (loss) from investment operations	(1.19)	2.20	10.31	8.57	(0.92)

Less Distributions from:
Net investment income	(0.46)	(0.39)	(0.34)	(0.31)	(0.22)
Realized gains	—	(0.17)	(0.22)	(0.14)	(0.67)

Total distributions	(0.46)	(0.56)	(0.56)	(0.45)	(0.89)

Net asset value, end of year	$47.74	$49.39	$47.75	$38.00	$29.88

Total Return at Net Asset Value[3]	(2.39)%	4.63%	27.28%	28.95%	(2.72)%
Total Return at Market Value[3]	(2.38)%	5.05%	27.14%	29.25%	(2.80)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$186,252	$242,092	$205,404	$123,565	$122,557
Average Net Assets (000’s) omitted	210,021	223,753	167,424	115,203	128,669
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers
and reimbursements	0.72%	0.68%	0.73%	0.80%	0.82%
Net investment income, net of waivers
and reimbursements	0.94%	0.84%	0.78%	1.17%[2]	0.77%
Portfolio turnover rate[4]	22.23%	13.93%	24.19%	44.42%	55.02%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER SMALL CAP REVENUE ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of year	$58.05	$56.25	$43.82	$33.71	$34.47

Net investment income[1]	0.36	0.39	0.26	0.38 [2]	0.20
Net realized and unrealized gain (loss)
on investments	(2.97)	1.89	12.81	10.22	(0.81)

Total gain (loss) from investment operations	(2.61)	2.28	13.07	10.60	(0.61)

Less Distributions from:
Net investment income	(0.38)	(0.38)	(0.52)	(0.35)	(0.15)
Realized gains	—	(0.10)	(0.12)	(0.14)	—

Total distributions	(0.38)	(0.48)	(0.64)	(0.49)	(0.15)

Net asset value, end of year	$55.06	$58.05	$56.25	$43.82	$33.71

Total Return at Net Asset Value[3]	(4.46)%	4.06%	30.03%	31.74%	(1.75)%
Total Return at Market Value[3]	(4.51)%	4.24%	30.38%	31.53%	(1.67)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$297,421	$374,516	$292,584	$153,441	$109,601
Average Net Assets (000’s) omitted	317,271	322,714	232,088	129,239	114,027
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers
and reimbursements	0.68%	0.67%	0.72%	0.79%	0.84%
Net investment income, net of waivers
and reimbursements	0.68%	0.69%	0.51%	0.99%[2]	0.61%
Portfolio turnover rate[4]	44.07%	21.21%	10.69%	39.39%	47.80%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of year	$50.02	$46.54	$39.35	$27.62	$29.70

Net investment income[1]	0.66	0.54	0.45	0.38 [2]	0.26
Net realized and unrealized gain (loss)
on investments	(4.38)	3.44	7.17	11.71	(2.05)

Total gain (loss) from investment operations	(3.72)	3.98	7.62	12.09	(1.79)

Less Distributions from:
Net investment income	(0.69)	(0.50)	(0.43)	(0.36)	(0.29)

Net asset value, end of year	$45.61	$50.02	$46.54	$39.35	$27.62

Total Return at Net Asset Value[3]	(7.49)%	8.57%	19.44%	44.09%	(5.95)%
Total Return at Market Value[3]	(7.58)%	8.66%	19.32%	44.24%	(5.93)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$20,524	$32,513	$32,577	$29,509	$9,667
Average Net Assets (000’s) omitted	25,009	33,925	31,390	12,464	8,638
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	0.91%	0.77%	0.80%	1.03%	1.29%
Net investment income, net of waivers
and reimbursements	1.40%	1.11%	1.03%	1.12%[2]	0.98%
Portfolio turnover rate[4]	20.42%	12.79%	13.27%	20.20%	26.17%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER ADR REVENUE ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of year	$36.89	$41.82	$34.45	$31.81	$39.84

Net investment income[1]	0.91	1.07	1.33	0.97 [2]	1.00
Net realized and unrealized gain (loss)
on investments	(5.78)	(4.83)	7.24	2.47	(7.47)

Total gain (loss) from investment operations	(4.87)	(3.76)	8.57	3.44	(6.47)

Less Distributions from:
Net investment income	(1.07)	(1.17)	(1.20)	(0.80)	(1.33)
Realized gains	—	—	—	—	(0.23)

Total distributions	(1.07)	(1.17)	(1.20)	(0.80)	(1.56)

Net asset value, end of year	$30.95	$36.89	$41.82	$34.45	$31.81

Total Return at Net Asset Value[3]	(13.32)%[5]	(9.13)%	25.38%	10.87%	(16.30)%
Total Return at Market Value[3]	(13.47)%[5]	(9.08)%	25.39%	10.76%	(16.32)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$12,378	$25,825	$23,000	$24,118	$36,587
Average Net Assets (000’s) omitted	19,956	24,074	22,885	28,629	42,642
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	1.15%	1.01%	1.04%	1.06%	1.05%
Net investment income, net of waivers
and reimbursements	2.91%	2.80%	3.47%	2.83%[2]	2.97%
Portfolio turnover rate[4]	26.31%	25.62%	21.31%	21.02%	35.04%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[5]	The return includes adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of year	$51.35	$54.39	$43.80	$37.93	$41.98

Net investment income[1]	0.41	0.33	0.39	0.86 [2]	0.44
Net realized and unrealized gain (loss)
on investments	(1.81)	6.57	11.00	5.49	(3.67)

Total gain (loss) from investment operations	(1.40)	6.90	11.39	6.35	(3.23)

Less Distributions from:
Net investment income	(0.26)	(0.40)	(0.80)	(0.48)	(0.38)
Realized gains	(1.23)	(9.54)	—	—	(0.44)

Total distributions	(1.49)	(9.94)	(0.80)	(0.48)	(0.82)

Net asset value, end of year	$48.46	$51.35	$54.39	$43.80	$37.93

Total Return at Net Asset Value[3]	(2.67)%	13.65%	26.37%	16.79%	(7.61)%
Total Return at Market Value[3]	(2.66)%	13.62%	26.61%	16.77%	(7.93)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$7,269	$7,702	$8,159	$6,570	$7,585
Average Net Assets (000’s) omitted	7,145	7,991	7,411	7,373	9,483
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to expense waivers
and reimbursements	1.66%	1.30%	1.37%	1.43%	1.42%
Net investment income, net of waivers
and reimbursements	0.85%	0.63%	0.79%	2.05%[2]	1.18%
Portfolio turnover rate[4]	271.35%	200.05%	142.40%	224.74%	154.06%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.91%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF

For a share outstanding throughout each period presented.

	Year Ended June 30,		For the Period October 1, 2013[1] Through
	2016	2015	June 30, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$28.81	$28.72	$24.87

Net investment income[2]	1.21	1.20	0.91
Net realized and unrealized gain on investments	2.66	0.03 [3]	3.39

Total gain from investment operations	3.87	1.23	4.30

Less Distributions from:
Net investment income	(1.16)	(1.11)	(0.45)
Realized gains	—	(0.03)	—

Total distributions	(1.16)	(1.14)	(0.45)

Net asset value, end of period	$31.52	$28.81	$28.72

Total Return at Net Asset Value[4]	13.91%	4.30%	17.46%[7]
Total Return at Market Value[4]	13.90%	4.19%	17.58%[7]

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$110,330	$66,254	$22,976
Average Net Assets (000’s) omitted	67,190	47,799	10,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%	0.49%	0.49%[5]
Expenses, prior to expense waivers and reimbursements	0.75%	0.72%	1.18%[5]
Net investment income, net of waivers and reimbursements	4.19%	4.06%	4.57%[5]
Portfolio turnover rate[6]	208.25%	51.83%	37.43%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Annualized for periods less than one full year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[7]	Not Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — concluded

OPPENHEIMER GLOBAL GROWTH REVENUE ETF

For a share outstanding throughout each period presented.

	Year Ended June 30, 2016	For the Period February 2, 2015[1] Through June 30, 2015
Per Share Operating Performance:
Net asset value, beginning of period	$50.89	$50.00

Net investment income[2]	0.77	0.67
Net realized and unrealized gain (loss)
on investments	(5.20)	0.25

Total gain (loss) from investment operations	(4.43)	0.92

Less Distributions from:
Net investment income	(0.82)	(0.03)
Realized gains	(2.86)	—

Total distributions	(3.68)	(0.03)

Net asset value, end of period	$42.78	$50.89

Total Return at Net Asset Value[3]	(8.60)%	1.83%[4]
Total Return at Market Value[3]	(6.93)%	1.09%[4]

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$2,139	$5,089
Average Net Assets (000’s) omitted	2,527	5,244
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.70%	0.70%[5]
Expenses, prior to expense waivers and reimbursements	6.64%	1.94%[5]
Net investment income, net of waivers and reimbursements	1.70%	3.13%[5]
Portfolio turnover rate[6]	304.06%	137.64%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Not Annualized.
[5]	Annualized for periods less than one full year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1. ORGANIZATION

The Oppenheimer Revenue Weighted ETF Trust (the “Trust”, formerly “RevenueShares ETF Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eight active funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. The Oppenheimer Large Cap Revenue ETF (formerly “RevenueShares Large Cap Fund”), the Oppenheimer Mid Cap Revenue ETF (formerly “RevenueShares Mid Cap Fund”), the Oppenheimer Small Cap Revenue ETF (formerly “RevenueShares Small Cap Fund”) and the Oppenheimer Global Growth Revenue ETF (formerly, “RevenueShares Global Growth Fund”) are diversified funds under the Act. The Oppenheimer Financials Sector Revenue ETF (formerly “RevenueShares Financials Sector Fund”), the Oppenheimer ADR Revenue ETF (formerly “RevenueShares ADR Fund”), the Oppenheimer Navellier Overall A-100 Revenue ETF (formerly “RevenueShares Navellier Overall A-100 Fund”) and the Oppenheimer Ultra Dividend Revenue ETF (formerly “RevenueShares Ultra Dividend Fund”) are not diversified. Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Trust’s reporting period is the last day the New York Stock Exchange (“NYSE” or the “Exchange”) was open for trading during the period. The Trust’s financial statements have been presented through that date to maintain consistency with the Trust’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Trust’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees (the “Board”).

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in values of securities held and reported with all other foreign currency gains and losses in the Trust’s Statements of Operations.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Withholding taxes on foreign dividends, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statements of Operations, are amortized or accreted daily.

Expenses. Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS — continued

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (REITs) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds may pay interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Funds.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2016, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses[3]	Net Unrealized Appreciation (Depreciation) Based on cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer Large Cap Revenue ETF	$1,597,553	$—	$— [1]	$(4,380,914)	$42,126,489
Oppenheimer Mid Cap Revenue ETF	320,981	—	(2,091,070)[1]	(4,046,071)	1,803,598
Oppenheimer Small Cap Revenue ETF	273,718	—	(7,299,324)[1]	(10,692,378)	5,554,516
Oppenheimer Financials Sector
Revenue ETF	69,241	—	(441,484)[2]	—	1,139,941
Oppenheimer ADR Revenue ETF	161,306	—	(4,833,436)[1]	(1,672,262)	(2,923,991)
Oppenheimer Navellier Overall A-100
Revenue ETF	30,190	—	(213,631)[1]	(430,041)	511,890
Oppenheimer Ultra Dividend
Revenue ETF	763,360	124,151	— [1]	—	3,417,680
Oppenheimer Global Growth
Revenue ETF	1,345	—	(277,289)[1]	(112,130)	37,292

[1]	During the reporting period, the Funds did not utilize any capital loss carryforward.
[2]	During the reporting period, the Fund utilized $106,498 of capital loss carryforward to offset capital gains realized in that fiscal year.
[3]	At period end, the Fund elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

NOTES TO FINANCIAL STATEMENTS — continued

At period end, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short Term Post-Effective No Expiration	Long Term Post-Effective No Expiration	Total
Oppenheimer Mid Cap Revenue ETF	$—	$—	$—	$2,091,070	$—	$2,091,070
Oppenheimer Small Cap Revenue ETF	—	—	—	5,700,823	1,598,501	7,299,324
Oppenheimer Financials Sector Revenue ETF	52,317	21,626	78,535	54	288,952	441,484
Oppenheimer ADR Revenue ETF	—	—	—	912,169	3,921,267	4,833,436
Oppenheimer Navellier Overall A-100
Revenue ETF	—	—	—	213,631	—	213,631
Oppenheimer Global Growth Revenue ETF	—	—	—	277,289	—	277,289

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains determined in accordance with federal realized gains presented in those financial statements in accordance with GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for the reporting period. Net assets of each Fund were unaffected by the reclassifications.

Fund	Increase (Decrease) to Paid- in-Capital	Increase (Decrease) to Accumulated Net Investment Income	Increase (Decrease) to Accumulated Net Realized Gain/Loss on Investments
Oppenheimer Large Cap Revenue ETF	$23,059,596	$130,526	$(23,190,122)
Oppenheimer Mid Cap Revenue ETF	20,183,568	—	(20,183,568)
Oppenheimer Small Cap Revenue ETF	18,585,204	(8,156)	(18,577,048)
Oppenheimer Financials Sector Revenue ETF	1,359,127	—	(1,359,127)
Oppenheimer ADR Revenue ETF	(1,000,221)	8,852	991,369
Oppenheimer Navellier Overall A-100 Revenue ETF	—	(1)	1
Oppenheimer Ultra Dividend Revenue ETF	(344,156)	(12,592)	356,748
Oppenheimer Global Growth Revenue ETF	(43,485)	(30,921)	74,406

The tax character of distributions paid during the reporting periods:

	Year Ended June 30, 2016			Year Ended June 30, 2015
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer Large Cap Revenue ETF	$6,322,311	$234,365	$6,556,676	$4,589,744	$274,822	$4,864,566
Oppenheimer Mid Cap Revenue ETF	2,125,196	—	2,125,196	1,772,461	745,246	2,517,707
Oppenheimer Small Cap Revenue ETF	2,283,532	—	2,283,532	2,154,563	547,479	2,702,042
Oppenheimer Financials Sector Revenue ETF	372,325	—	372,325	347,753	—	347,753
Oppenheimer ADR Revenue ETF	727,010	—	727,010	679,055	—	679,055
Oppenheimer Navellier Overall
A-100 Revenue ETF	171,461	52,953	224,414	730,710	760,107	1,490,817
Oppenheimer Ultra Dividend Revenue ETF	2,568,683	—	2,568,683	1,624,239	—	1,624,239
Oppenheimer Global Growth Revenue ETF	216,357	—	216,357	2,563	—	2,563

NOTES TO FINANCIAL STATEMENTS — continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Fund	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized (depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Large Cap Revenue ETF	$327,075,479	$53,702,232	$(11,575,743)	$42,126,489
Oppenheimer Mid Cap Revenue ETF	202,458,034	21,722,313	(19,918,715)	1,803,598
Oppenheimer Small Cap Revenue ETF	319,138,876	38,132,825	(32,578,309)	5,554,516
Oppenheimer Financials Sector Revenue ETF	19,310,992	2,294,202	(1,154,261)	1,139,941
Oppenheimer ADR Revenue ETF	18,381,764	829,036	(3,753,027)	(2,923,991)
Oppenheimer Navellier Overall A-100
Revenue ETF	6,934,424	544,220	(32,330)	511,890
Oppenheimer Ultra Dividend Revenue ETF	113,484,092	7,649,748	(4,232,068)	3,417,680
Oppenheimer Global Growth Revenue ETF	2,024,580	70,415	(33,123)	37,292

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculated the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates fair value.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2016 in valuing the Funds’ assets carried at fair value:

	(Level 1)		(Level 2)	(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock	Total
Oppenheimer Large Cap Revenue ETF	$365,843,593	$—	$3,358,375	$—	$369,201,968
Oppenheimer Mid Cap Revenue ETF	185,572,518	—	18,689,114	—	204,261,632
Oppenheimer Small Cap Revenue ETF	296,650,975	—	28,042,417	—	324,693,392
Oppenheimer Financials Sector Revenue ETF	20,428,612	—	22,321	—	20,450,933
Oppenheimer ADR Revenue ETF	12,007,302	233,071	3,217,400	—	15,457,773
Oppenheimer Navellier Overall A-100 Revenue ETF	7,227,149	—	219,165	—	7,446,314
Oppenheimer Ultra Dividend Revenue ETF	109,823,796	—	7,077,976	—	116,901,772
Oppenheimer Global Growth Revenue ETF	1,918,515	115,837	14,053	—	2,048,405

At June 30, 2016, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the year ended June 30, 2016, there were no transfers between levels.

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of a Fund. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at June 30, 2016 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2016, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, and Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

NOTES TO FINANCIAL STATEMENTS — continued

Remaining Contractual Maturity of the Agreements, as of June 30, 2016

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer Large Cap Revenue ETF
Money Market Mutual Fund	$3,358,375	$—	$—	$—	$3,358,375
U.S. Government Securities	—	8,624,713	87,012	175,188	8,886,913
Total	3,358,375	8,624,713	87,012	175,188	12,245,288

Oppenheimer Mid Cap Revenue ETF
Money Market Mutual Fund	18,689,114	—	—	—	18,689,114
U.S. Government Securities	—	25,791,575	207,893	666,826	26,666,294
Total	18,689,114	25,791,575	207,893	666,826	45,355,408

Oppenheimer Small Cap Revenue ETF
Money Market Mutual Fund	28,042,417	—	—	—	28,042,417
U.S. Government Securities	—	24,135,682	153,803	589,114	24,878,599
Total	28,042,417	24,135,682	153,803	589,114	52,921,016

Oppenheimer Financials Sector Revenue ETF
Money Market Mutual Fund	22,321	—	—	—	22,321
U.S. Government Securities	—	445,083	5,019	9,822	459,924
Total	22,321	445,083	5,019	9,822	482,245

Oppenheimer ADR Revenue ETF
Money Market Mutual Fund	3,217,400	—	—	—	3,217,400
U.S. Government Securities	—	3,492	39	77	3,608
Total	3,217,400	3,492	39	77	3,221,008

Oppenheimer Navellier Overall A-100 Revenue ETF
Money Market Mutual Fund	219,165	—	—	—	219,165
U.S. Government Securities	—	238,103	1,145	8,002	247,250
Total	219,165	238,103	1,145	8,002	466,415

Oppenheimer Ultra Dividend Revenue ETF
Money Market Mutual Fund	7,077,976	—	—	—	7,077,976
U.S. Government Securities	—	21,446,636	191,937	388,515	22,027,088
Total	7,077,976	21,446,636	191,937	388,515	29,105,064

Oppenheimer Global Growth Revenue ETF
Money Market Mutual Fund	14,053	—	—	—	14,053
U.S. Government Securities	—	—	—	—	—
Total	14,053	—	—	—	14,053

NOTES TO FINANCIAL STATEMENTS — continued

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received[1]	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received[1]	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount

Oppenheimer Large Cap
Revenue ETF	$12,132,852	$(3,245,939)	$(8,886,913)	$—	$—	$—	$—
Oppenheimer Mid Cap
Revenue ETF	44,937,714	(18,271,420)	(26,666,294)	—	—	—	—
Oppenheimer Small Cap
Revenue ETF	52,362,715	(27,484,116)	(24,878,599)	—	—	—	—
Oppenheimer Financials Sector
Revenue ETF	483,774	(22,321)	(459,924)	1,529	—	—	—
Oppenheimer ADR Revenue ETF	3,166,336	(3,162,728)	(3,608)	—	—	—	—
Oppenheimer Navellier
Overall A-100 Revenue ETF	463,780	(216,530)	(247,250)	—	—	—	—
Oppenheimer Ultra Dividend
Revenue ETF	28,722,097	(6,695,009)	(22,027,088)	—	—	—	—
Oppenheimer Global Growth
Revenue ETF	13,348	(13,348)	—	—	—	—	—

[1]	The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

NOTES TO FINANCIAL STATEMENTS — continued

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Shares of Beneficial Interest

As of June 30, 2016, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with the OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”) Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the year ended June 30, 2016, were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$84,028,205	$47,074,346
Oppenheimer Mid Cap Revenue ETF	95,850,997	46,867,699
Oppenheimer Small Cap Revenue ETF	167,224,316	140,794,322
Oppenheimer Financials Sector Revenue ETF	5,152,484	5,247,477
Oppenheimer ADR Revenue ETF	5,234,083	5,399,933
Oppenheimer Navellier Overall A-100 Revenue ETF	19,458,111	19,646,939
Oppenheimer Ultra Dividend Revenue ETF	191,283,420	142,781,847
Oppenheimer Global Growth Revenue ETF	7,833,118	8,602,713

NOTES TO FINANCIAL STATEMENTS — continued

For the year ended June 30, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$50,030,942	$61,390,036
Oppenheimer Mid Cap Revenue ETF	7,158,576	98,405,965
Oppenheimer Small Cap Revenue ETF	14,054,617	87,723,858
Oppenheimer Financials Sector Revenue ETF	—	9,244,768
Oppenheimer ADR Revenue ETF	1,798,548	9,842,885
Oppenheimer Navellier Overall A-100 Revenue ETF	—	—
Oppenheimer Ultra Dividend Revenue ETF	52,067,228	62,315,284
Oppenheimer Global Growth Revenue ETF	—	2,096,318

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

9. Fees and Other Transactions With Affiliates

Management Fees. On September 4, 2015, VTL Associates, LLC (“VTL” or the “Adviser”), the investment adviser to each Fund entered into an agreement with OppenheimerFunds, Inc. (“OFI”) whereby OFI would acquire VTL (the “Transaction”). The Transaction closed on December 2, 2015 (“Closing”).

The Funds’ investment advisory agreement with VTL and sub-advisory agreement with Index Management Solutions, LLC (“IMS”) terminated upon Closing and a new investment advisory agreement between the Trust, on behalf of each Fund, and VTL took effect (the “New Agreement”). The New Agreement was approved by shareholders of each Fund except the Oppenheimer Financials Sector Revenue ETF and Oppenheimer Navellier Overall A-100 Revenue ETF on November 13, 2015, and by shareholders of Oppenheimer Financials Sector Revenue ETF and Oppenheimer Navellier Overall A-100 Revenue ETF on November 24, 2015. Under the New Agreement, VTL provides the portfolio management previously provided by IMS, and the investment advisory personnel of VTL and IMS who previously managed the Funds will continue to do so as employees of VTL after the Closing. In connection with the Transaction, the Trust and VTL have entered into a new written fee waiver and expense reimbursement agreement under the same terms as were in effect before the Closing on behalf of each Fund for a period of two years following the Closing.

VTL has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The Funds pay the Adviser the following annualized fees:

Fund	Management Fees	Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement
Oppenheimer Large Cap Revenue ETF	0.45%	0.49%
Oppenheimer Mid Cap Revenue ETF	0.50%	0.54%
Oppenheimer Small Cap Revenue ETF	0.50%	0.54%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.49%
Oppenheimer ADR Revenue ETF	0.60%	0.49%
Oppenheimer Navellier Overall A-100 Revenue ETF	0.60%	0.60%
Oppenheimer Ultra Dividend Revenue ETF	0.45%	0.49%
Oppenheimer Global Growth Revenue ETF	0.70%	0.70%

Waivers and Reimbursements of Expenses. The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreements pursuant to which the Adviser has agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the column “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” in the above table. Under this agreement, the Adviser retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed

NOTES TO FINANCIAL STATEMENTS — continued

within three years of such reimbursement (effective for all Funds beginning in October 2015, except Global Growth, which has maintained the right of reimbursement since its inception in February 2015), provided such reimbursement does not cause the Fund to exceed any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed. These agreements will remain in effect and will be contractually binding until December 2, 2017, after which they may be terminated or revised.

For the period ended June 30, 2016, the Adviser waived fees and reimbursed expenses for each Fund as follows.

Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Oppenheimer Large Cap Revenue ETF	$344,337	$344,337	6/30/2019
Oppenheimer Mid Cap Revenue ETF	281,135	281,135	6/30/2019
Oppenheimer Small Cap Revenue ETF	350,636	350,636	6/30/2019
Oppenheimer Financials Sector Revenue ETF	78,895	78,895	6/30/2019
Oppenheimer ADR Revenue ETF	91,569	91,569	6/30/2019
Oppenheimer Navellier Overall A-100 Revenue ETF	58,560	58,560	6/30/2019
Oppenheimer Ultra Dividend Revenue ETF	132,110	132,110	6/30/2019
Oppenheimer Global Growth Revenue ETF	26,624	26,624	6/30/2018
	150,107	150,107	6/30/2019
Total	176,731	176,731

Prior to Closing and pursuant to a Sub-Advisory Agreement between the Adviser and IMS, an affiliate of the Adviser, IMS was responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the board of trustees that oversaw the Funds prior to the Closing. In this regard, IMS was responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as agreed between the Adviser and IMS from time to time. Out of the advisory fee, the Adviser paid all fees and expenses of IMS. Since the Closing and the termination of the Sub-Advisory Agreement, IMS no longer manages the Funds.

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. Prior to Closing, Foreside Fund Services, LLC served as the Funds’ distributor. In connection with the Closing, OFDI replaced Foreside Fund Services, LLC, as the Funds’ principal underwriter pursuant to a Distribution Agreement that was approved by the Board of Trustees that oversaw the Funds prior to the Closing on September 21, 2015. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Trustee's Fees. The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Officers or Trustees of companies affiliated with OFI Global, OFDI, and the Adviser.

Organization and Offering Costs. As of February 2, 2015, VTL had directly assumed all organization and initial offering costs of the Global Growth Revenue ETF.

NOTES TO FINANCIAL STATEMENTS — concluded

10. Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OFI, OFDI and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Funds and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

11. Subsequent Events

On July 1, 2016, the Funds declared quarterly income dividends with an ex-date of July 5, 2016 and payable date of July 11, 2016. The income dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share
Oppenheimer Large Cap Revenue ETF	$0.15912
Oppenheimer Mid Cap Revenue ETF	0.07972
Oppenheimer Small Cap Revenue ETF	0.04792
Oppenheimer Financials Sector Revenue ETF	0.15046
Oppenheimer ADR Revenue ETF	0.40075
Oppenheimer Navellier Overall A-100 Revenue ETF	0.19906
Oppenheimer Ultra Dividend Revenue ETF	0.21191
Oppenheimer Global Growth Revenue ETF	—

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Oppenheimer Revenue Weighted ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oppenheimer Revenue Weighted ETF Trust (formerly RevenueShares ETF Trust) comprising Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer ADR Revenue ETF, Oppenheimer Navellier Overall A-100 Revenue ETF, Oppenheimer Ultra Dividend Revenue ETF, and Oppenheimer Global Growth Revenue ETF (the “Funds”) as of June 30, 2016, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Funds’ financial statements and financial highlights for the periods ended on or prior to June 30, 2015, were audited by other auditors whose report dated August 25, 2015, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from broker or counterparties were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Oppenheimer Revenue Weighted EFT Trust, as of June 30, 2016, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
August 25, 2016

TRUSTEES AND OFFICERS

(UNAUDITED)

Independent Trustees

Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
INDEPENDENT TRUSTEES

The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Sam Freedman, Chairman of the Board of Trustees and Trustee (since 2015) Year of Birth: 1940

Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (until October 1994). Oversees 47 portfolios in the OppenheimerFunds complex. Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Jon S. Fossel, Trustee (since 2015) Year of Birth: 1942

Director of Jack Creek Preserve Foundation (non-profit organization) (since March 2005); Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (March 2005 – December 2014); Chairman of the Board (2006 – December 2011) and Director (June 2002 – December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004 – December 2009); Director of P.R. Pharmaceuticals (October 1999 – October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998 – February 2003 and February 2005 – February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 47 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Richard F. Grabish, Trustee (since 2015) Year of Birth: 1948

Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997 – December 2007), Director (March 1987 – December 2007) and Manager of Private Client Services (June 1985 – June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001 – December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987 – March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005 – December 2007). Oversees 47 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

TRUSTEES AND OFFICERS

(UNAUDITED) — continued

Independent Trustees — continued

Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
Beverly L. Hamilton, Trustee (since 2015) Year of Birth: 1946

Trustee of Monterey Institute for International Studies (educational organization) (2000-2014); Board Member of Middlebury College (educational organization) (December 2005 – June 2011); Chairman (since 2010) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002 – April 2008); Director (February 2002 – 2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991 – 2005) and Vice Chairman (2006-2009) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991 – April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994 – January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996 – June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989 – June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 47 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Victoria J. Herget, Trustee (since 2015) Year of Birth: 1951

Board Chair (2008 – 2015) and Director (since 2004), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Oversees 47 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

TRUSTEES AND OFFICERS

(UNAUDITED) — continued

Independent Trustees — continued

Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
Robert J. Malone, Trustee (since 2015) Year of Birth: 1944

Chairman – Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012-2016) and Director (August 2005 – March 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000-2015); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003 – January 2015); Board of Directors of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996 – April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997 – February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991) and Trustee (1984-1999) of Young Presidents Organization. Oversees 47 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

F. William Marshall, Jr., Trustee (since 2015) Year of Birth: 1942

Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (1996-2015), MML Series Investment Fund (investment company) (1996-2015) and Mass Mutual Premier Funds (investment company) (January 2012 – December 2015); President and Treasurer of the SIS Fund (private charitable fund) (January 1999 – March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999 – July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999 – July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 47 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Karen L. Stuckey, Trustee (since 2015) Year of Birth: 1953

Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006), member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992-2006), and Emeritus Trustee (since 2006) of Lehigh University; Women’s Investment Management Forum (professional organization) since inception; and member of Desert Mountain Community Foundation Advisory Board (non-profit organization) (since May 2015). Oversees 47 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

TRUSTEES AND OFFICERS

(UNAUDITED) — continued

Independent Trustees — continued

Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
James D. Vaughn, Trustee (since 2015) Year of Birth: 1945

Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 47 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER

Mr. Steinmetz is an “Interested Trustee” because he is affiliated with VTL by virtue of his positions as Chairman and director of OFI and officer and director of OFI Global Asset Management, Inc. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer (since 2015) Year of Birth: 1958

Chairman of OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013 – December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013 – May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010 – December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009 – October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009 – December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009 – April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993 – September 2009). An officer of 102 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND

The addresses of the Officers in the chart below are as follows: for Mss. Lo Bessette, Sexton and Picciotto, 225 Liberty Street, New York, New York 10281-1008, for Mr. Petersen, 6803 S. Tucson Way, Centennial, Colorado 80112-3924; and for Messrs. Gompers, Vincent Lowry, Justin Lowry and Reichert, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Vincent T. Lowry, Vice President (since 2015) Year of Birth: 1951

Senior Vice President, VTL (since December 2015); Chief Executive Officer and Chief Investment Officer, VTL (2004-2015); Managing Director, Smith Barney, Inc. (1984-2004). A portfolio manager and officer in the OppenheimerFunds complex.

TRUSTEES AND OFFICERS

(UNAUDITED) — concluded

Other Officers of the Fund — continued

Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
Michael J. Gompers Vice President (since 2015) Year of Birth: 1981

Vice President, VTL (since December 2015); Chief Operating Officer, VTL (2007-2015); Chief Executive Officer and Chief Compliance Officer, IMS (2009-2015); Analyst, VTL (2005-2007); Accountant, Gompers & Associates, PLLC (2005). A portfolio manager and officer in the OppenheimerFunds complex.

Justin V. Lowry Vice President (since 2015) Year of Birth: 1987	Vice President, VTL (since December 2015); Portfolio Manager, IMS (2009-2015). A portfolio manager and officer in the OppenheimerFunds complex.
Sean P. Reichert Vice President (since 2015) Year of Birth: 1987	Portfolio Manager, VTL (since December 2015); Portfolio Manager, IMS (2009-2015). A portfolio manager and officer in the OppenheimerFunds complex.
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer (since 2015) Year of Birth: 1973

Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010 – January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007 – January 2014). An officer of 102 portfolios in the OppenheimerFunds complex.

Cynthia Lo Bessette, Secretary and Chief Legal Officer (since 2016) Year of Birth: 1969

Senior Vice President and Deputy General Counsel (March 2015 – February 2016) and Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Vice President, Corporate Counsel (February 2012 – March 2015) and Deputy Chief Legal Officer (April 2013 – March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008 – September 2009) and Deputy General Counsel (October 2009 – February 2012) of Lord Abbett & Co. LLC. An officer of 102 portfolios in the OppenheimerFunds complex.

Jennifer Sexton, Vice President and Chief Business Officer (since 2015) Year of Birth: 1969

Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006 – June 2014); Vice President of OppenheimerFunds, Inc. (January 1998 – March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991 – December 1998). An officer of 102 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Treasurer and Principal Financial and Accounting Officer (since 2016) Year of Birth: 1970

Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OppenheimerFunds, Inc. (February 2007 – December 2012); Assistant Vice President of OppenheimerFunds, Inc. (August 2002 – 2007). An officer of 102 portfolios in the OppenheimerFunds complex.

The Trust's Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

SUPPLEMENTAL INFORMATION

(UNAUDITED)

Change in Independent Registered Public Accounting Firm

Effective February 24, 2016, Cohen Fund Audit Services was appointed as the Funds' independent registered public accounting firm for the 2016 fiscal year. The selection of Cohen Fund Audit Services was recommended by the Trust's Audit Committee and was approved by the Board.

BBD LLP was previously the principal accountant for the Funds. On February 24, 2016, BBD LLP resigned and Cohen Fund Audit Services, Ltd. was engaged as principal accountants. The decision to change accountants was approved by the audit committee of the Board of Trustees. As of and for the two most recent fiscal years ended, there were no: (1) disagreements with BBD LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audit reports of BBD LLP on the financial statements of the Funds as of and for the two most recent fiscal years ended did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Oppenheimer Revenue Weighted ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

Federal Tax Status of Dividends Declared during the Tax Year

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
Oppenheimer Large Cap Revenue ETF	100%	100%
Oppenheimer Mid Cap Revenue ETF	100%	100%
Oppenheimer Small Cap Revenue ETF	100%	100%
Oppenheimer Financials Sector Revenue ETF	100%	100%
Oppenheimer ADR Revenue ETF	69%	0%
Oppenheimer Navellier Overall A-100 Revenue ETF	18%	18%
Oppenheimer Ultra Dividend Revenue ETF	93%	93%
Oppenheimer Global Growth Revenue ETF	86%	0%

SUPPLEMENTAL INFORMATION — concluded

(UNAUDITED)

With respect to the taxable year ended June 30, 2016, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year. The capital gain distribution should be treated by Shareholders as a gain from the sale of capital assets held for more than one year (long term capital gains).

Oppenheimer Large Cap Revenue ETF	$64,944
Oppenheimer Navellier Overall A-100 Revenue ETF	$52,953

In accordance with Section 853 of the Internal Revenue Code the Funds intend to elect to pass through to its shareholders the credit or deduction, at their option, for taxes paid in foreign countries during its fiscal year ended June 30, 2016. In accordance with the current tax laws, the foreign income and foreign tax as of June 30, 2016 is as follows:

	Foreign Dividend	Foreign Taxes
Oppenheimer ADR Revenue ETF	$744,441	$59,850
Oppenheimer Global Growth Revenue ETF	$69,710	$8,024

THE OPPENHEIMER REVENUE WEIGHTED ETF TRUST

Investment Adviser	Independent Registered Public Accounting Firm

VTL Associates, LLC	Cohen Fund Audit Services

Distributor	Legal Counsel

OppenheimerFunds Distributor, Inc.	Ropes & Gray LLP

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (BNY Mellon)

©2016 OppenheimerFunds, Inc. All rights reserved.

Oppenheimer Revenue Weighted ETF Trust
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us

revenueshares.com	Oppenheimer Revenue Weighted ETF Trust is distributed by OppenheimerFunds Distributor, Inc. 225 Liberty Street, New York, NY 10281-1008
© 2015 OppenheimerFunds Distributor, Inc. All rights reserved.
Call Us
888 854 8181	RA0000.011.0616 June 30, 2016

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, F. William Marshall, Jr. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $116,000 for 2016 and $104,900 for 2015.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2015.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $33,600 for 2016 and $16,000 for 2015.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2016 and $0 for 2015.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(e)	Per Rule 2-01(c)(7)(A), the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows: 0%
(f)	No response required.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $33,600 for 2016 and $16,000 for 2015.
(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer Revenue Weighted ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer

Date	8/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer

Date	8/25/2016

By (Signature and Title)*	/s/ Brian S. Petersen
Brian S. Petersen Principal Financial Officer

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.